UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2008

Item 1:           Report(s) to Shareholders.

2008

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—All Value Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — All Value Portfolio
Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – All Value Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained weak, which hurt consumers, but boosted

1

exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the All Value Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -6.47%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,5 which returned -13.28% in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period ended June 30, 2008, were the financial services sector (owing to an underweight position and stock selection), the other energy sector (owing to an overweight position) (the sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners), and the other sector (reserved for diversified corporations).

Among individual holdings that contributed to the Fund's performance were three other energy holdings: Superior Energy Services, Inc. (the Fund's number-one contributor), a provider of specialized oil field services and equipment; Chesapeake Energy Corp., a producer of oil and natural gas; and Halliburton Co., a supplier of oil field services, and manufactured products for the energy industry.

The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the integrated oils sector (owing to an underweight position), the auto and transportation sector, and the consumer staples sector.

Among individual holdings that detracted from the Fund's performance were auto and transportation holding Oshkosh Truck Corp. (the Fund's number-one detractor), a maker of fire and emergency apparatus and specialty commercial military trucks; utilities holding AT&T Inc., a U.S. provider of communications services; and consumer staples holding Smithfield Foods, Inc., a processor of pork and producer of hogs.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

5  The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During the period covered by this report, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$935.30	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77

†  Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	5.85%
Consumer Discretionary	3.34%
Consumer Staples	4.28%
Financial Services	10.80%
Healthcare	13.81%
Integrated Oils	3.01%
Materials & Processing	15.52%
Other	4.17%
Other Energy	10.92%
Producer Durables	7.32%
Technology	6.59%
Utilities	6.68%
Short-Term Investment	7.71%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 92.95%
Aerospace 1.55%
Alliant Techsystems Inc.*	6,500	$661
Curtiss-Wright Corp.	9,100	407
Moog Inc. Class A*	4,750	177
Rockwell Collins, Inc.	5,800	278
Total		1,523
Air Transportation 0.42%
Bristow Group Inc.*	8,300	411
Auto Components 2.17%
Gentex Corp.	38,200	552
Oshkosh Corp.	65,300	1,351
PACCAR Inc.	5,600	234
Total		2,137
Auto Parts: Original Equipment 1.76%
Autoliv, Inc. (Sweden)(a)	26,500	1,236
Tenneco Inc.*	36,300	491
Total		1,727
Automobiles 0.20%
Honda Motor Co., Ltd. (Japan)(a)	5,800	197
Banks 4.23%
Commerce Bancshares, Inc.	17,350	688
Cullen/Frost Bankers, Inc.	40,100	1,999
JPMorgan Chase & Co.	32,000	1,098
PNC Financial Services Group, Inc. (The)	6,500	371
Total		4,156
Beverage: Distillers 0.40%
Brown-Forman Corp.	5,200	393
Beverage: Soft Drinks 0.61%
PepsiCo, Inc.	9,400	598

Investments	Shares	Value (000)
Biotechnology Research & Production 2.85%
Amgen Inc.*	38,300	$1,806
OSI Pharmaceuticals, Inc.*	24,000	992
Total		2,798
Building: Materials 0.47%
Quanex Corp.	31,250	464
Chemicals 5.27%
Cabot Corp.	21,400	520
Cytec Industries Inc.	31,100	1,697
Dow Chemical Co. (The)	16,100	562
Eastman Chemical Co.	14,400	992
Hercules, Inc.	12,000	203
Praxair, Inc.	5,975	563
Rohm & Haas Co.	13,700	636
Total		5,173
Communications Technology 4.44%
Anixter International Inc.*	23,100	1,374
Corning Inc.	76,500	1,763
McAfee, Inc.*	35,900	1,222
Total		4,359
Computer Technology 0.24%
Intermec, Inc.*	11,000	232
Containers & Packaging: Metal & Glass 0.75%
AptarGroup, Inc. (United Kingdom)(a)	11,900	499
Silgan Holdings Inc.	4,700	239
Total		738
Containers & Packaging: Paper & Plastic 2.49%
Bemis Co., Inc.	18,100	406
Pactiv Corp.*	63,000	1,337
Sonoco Products Co.	22,800	706
Total		2,449

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Diversified Financial Services 1.30%
Bank of New York Mellon Corp. (The)	33,787	$1,278
Diversified Manufacturing 2.13%
Ball Corp.	15,900	759
Hexcel Corp.*	11,900	230
Olin Corp.	42,000	1,099
Total		2,088
Diversified Production 1.98%
Ingersoll-Rand Co. Ltd. Class A (Bermuda)(a)	14,600	546
ITT Corp.	22,100	1,400
Total		1,946
Drug & Grocery Store Chains 2.04%
Kroger Co. (The)	69,400	2,004
Drugs & Pharmaceuticals 8.93%
Abbott Laboratories	58,700	3,109
Eli Lilly & Co.	28,600	1,320
Onyx Pharmaceuticals, Inc.*	33,200	1,182
Schering-Plough Corp.	102,430	2,017
Watson Pharmaceuticals, Inc.*	42,000	1,141
Total		8,769
Electrical Equipment & Components 1.15%
AMETEK, Inc.	6,450	304
Baldor Electric Co.	4,600	161
Emerson Electric Co.	13,400	663
Total		1,128
Electronics: Technology 1.57%
General Dynamics Corp.	18,300	1,541
Engineering & Contracting Services 0.19%
URS Corp.*	4,400	185

Investments	Shares	Value (000)
Financial: Miscellaneous 2.32%
Berkshire Hathaway, Inc. Class B*	567	$2,275
Foods 0.55%
Smithfield Foods, Inc.*	27,300	543
Gold 2.13%
Barrick Gold Corp. (Canada)(a)	46,000	2,093
Healthcare Facilities 1.98%
DaVita Inc.*	36,600	1,945
Identification Control & Filter Devices 2.03%
IDEX Corp.	24,050	886
Parker Hannifin Corp.	15,600	1,113
Total		1,999
Insurance: Multi-Line 1.84%
Aon Corp.	31,300	1,438
Hartford Financial Services Group, Inc. (The)	5,800	374
Total		1,812
Insurance: Property-Casualty 0.29%
Chubb Corp. (The)	5,800	284
Machinery: Industrial/Specialty 0.66%
Kennametal Inc.	19,800	645
Machinery: Oil Well Equipment & Services 6.66%
BJ Services Co.	61,000	1,948
CARBO Ceramics Inc.	8,900	519
Halliburton Co.	30,700	1,629
Schlumberger Ltd. (Netherlands Antilles)(a)	8,000	860
Superior Energy Services, Inc.*	28,800	1,588
Total		6,544

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 0.15%
Cooper Cos., Inc. (The)	4,000	$149
Milling: Fruit & Grain Processing 1.62%
Archer Daniels Midland Co.	47,100	1,590
Miscellaneous: Consumer Staples 0.26%
Diageo plc ADR	3,500	259
Miscellaneous: Materials & Processing 0.18%
Rogers Corp.*	4,690	176
Multi-Sector Companies 4.21%
Carlisle Cos., Inc.	54,800	1,589
Eaton Corp.	19,370	1,646
Honeywell International Inc.	13,400	674
Teleflex Inc.	4,000	222
Total		4,131
Oil: Crude Producers 1.77%
Chesapeake Energy Corp.	15,600	1,029
Forest Oil Corp.*	4,500	335
Range Resources Corp.	5,700	374
Total		1,738
Oil: Integrated Domestic 0.32%
EnCana Corp. (Canada)(a)	3,500	318
Oil: Integrated International 2.71%
Chevron Corp.	2,300	228
Exxon Mobil Corp.	27,600	2,432
Total		2,660
Railroads 0.93%
Burlington Northern Santa Fe Corp.	9,100	909
Rental & Leasing Services: Commercial 0.69%
GATX Financial Corp.	15,400	683

Investments	Shares	Value (000)
Retail 2.97%
Costco Wholesale Corp.	24,700	$1,733
J.C. Penney Co., Inc.	7,200	261
Kohl's Corp.*	18,400	737
Sonic Automotive, Inc. Class A	14,300	184
Total		2,915
Scientific Equipment & Supplies 0.39%
Applera Corp. - Applied Biosystems Group**	11,600	388
Securities Brokerage & Services 0.20%
Charles Schwab Corp. (The)	9,400	193
Soaps & Household Chemicals 0.45%
Procter & Gamble Co. (The)	7,209	438
Steel 0.40%
Carpenter Technology Corp.	9,100	397
Textiles Apparel Manufacturers 0.40%
V.F. Corp.	5,500	392
Truckers 0.41%
Heartland Express, Inc.	27,200	406
Utilities: Electrical 2.18%
CMS Energy Corp.	17,040	254
Southern Co. (The)	31,600	1,103
Wisconsin Energy Corp.	17,400	787
Total		2,144
Utilities: Gas Distributors 3.45%
AGL Resources Inc.	19,600	677
Spectra Energy Corp.	51,700	1,486
UGI Corp.	42,800	1,229
Total		3,392

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	Value (000)
Utilities: Gas Pipelines 2.57%
El Paso Corp.	64,100	$1,393
Williams Cos., Inc. (The)	28,100	1,133
Total		2,526
Utilities: Telecommunications 1.09%
AT&T Inc.	31,800	1,071
Total Common Stocks (cost $90,754,701)		91,309
	Principal Amount (000)
SHORT-TERM INVESTMENT 7.77%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $7,185,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $7,786,744; proceeds: $7,630,336 (cost $7,629,980)	$7,630	7,630
Total Investments in Securities 100.72% (cost $98,384,681)		98,939
Liabilities in Excess of Other Assets (0.72%)		(710)
Net Assets 100.00%		$98,229

  ADR  American Depositary Receipt.

  *  Non income-producing security.

  **  Tracking Stock. A security issued by a parent company that tracks the performance of a particluar division.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $98,384,681)	$98,938,614
Receivables:
Investment securities sold	1,085,203
Interest and dividends	50,939
Capital shares sold	25,118
From advisor (See Note 3)	6,743
Total assets	100,106,617
LIABILITIES:
Payables:
Investment securities purchased	1,498,679
Capital shares reacquired	192,171
Management fee	60,105
Directors' fees	4,523
Fund administration	3,205
Accrued expenses and other liabilities	119,178
Total liabilities	1,877,861
NET ASSETS	$98,228,756
COMPOSITION OF NET ASSETS:
Paid-in capital	$95,973,936
Undistributed net investment income	215,870
Accumulated net realized gain on investments	1,485,017
Net unrealized appreciation on investments	553,933
Net Assets	$98,228,756
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,235,497
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.75

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $2,554)	$741,708
Interest	40,935
Total investment income	782,643
Expenses:
Management fee	367,903
Shareholder servicing	175,707
Fund administration	19,622
Professional	17,856
Reports to shareholders	12,800
Custody	9,916
Directors' fees	1,255
Other	1,170
Gross expenses	606,229
Expense reductions (See Note 7)	(1,184)
Expenses assumed by advisor (See Note 3)	(40,928)
Net expenses	564,117
Net investment income	218,526
Net realized and unrealized gain (loss):
Net realized gain on investments	908,941
Net change in unrealized appreciation on investments	(7,849,465)
Net realized and unrealized loss	(6,940,524)
Net Decrease in Net Assets Resulting From Operations	$(6,721,998)

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$218,526	$504,930
Net realized gain on investments	908,941	3,222,985
Net change in unrealized appreciation on investments	(7,849,465)	1,737,266
Net increase (decrease) in net assets resulting from operations	(6,721,998)	5,465,181
Distributions to shareholders from:
Net investment income	–	(510,921)
Net realized gain	–	(3,824,739)
Total distributions to shareholders	–	(4,335,660)
Capital share transactions (See Note 10):
Proceeds from sales of shares	9,297,479	28,165,116
Reinvestment of distributions	–	4,335,657
Cost of shares reacquired	(6,093,584)	(7,823,879)
Net increase in net assets resulting from capital share transactions	3,203,895	24,676,894
Net increase (decrease) in net assets	(3,518,103)	25,806,415
NET ASSETS:
Beginning of period	$101,746,859	$75,940,444
End of period	$98,228,756	$101,746,859
Undistributed (distributions in excess of) net investment income	$215,870	$(2,656)

See Notes to Financial Statements.
12

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31				4/30/2003(c) to
	(unaudited)		2007	2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$16.84		$16.48	$14.82	$13.95	$12.10	$10.00
Investment operations:
Net investment income(a)	.04		.10	.11	.09	.13	.04
Net realized and unrealized gain (loss)	(1.13)		1.01	2.06	.88	1.77	2.48
Total from investment operations	(1.09)		1.11	2.17	.97	1.90	2.52
Distributions to shareholders from:
Net investment income	–		(.09)	(.09)	(.05)	(.05)	(.04)
Net realized gain on investments	–		(.66)	(.42)	(.05)	– (e)	(.38)
Total distributions	–		(.75)	(.51)	(.10)	(.05)	(.42)
Net asset value, end of period	$15.75		$16.84	$16.48	$14.82	$13.95	$12.10
Total Return(b)	(6.47	)%(d)	6.72%	14.64%	6.95%	15.71%	25.33	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.57	%(d)	1.15%	1.15%	1.14%	1.14%	.77	%(d)
Expenses, including expense reductions and expenses assumed	.57	%(d)	1.15%	1.15%	1.14%	1.14%	.77	%(d)
Expenses, excluding expense reductions and expenses assumed	.61	%(d)	1.24%	1.30%	1.75%	3.06%	22.10	%(d)
Net investment income	.22	%(d)	.55%	.69%	.66%	.99%	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$98,229		$101,747	$75,940	$34,277	$6,457	$251
Portfolio turnover rate	36.97	%(d)	62.96%	59.92%	34.89%	19.19%	29.69	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Amount less than $.01.

See Notes to Financial Statements.
13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

14

Notes to Financial Statements (unaudited)(continued)

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

15

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$91,308,634	$-
Level 2 – Other Significant
Observable Inputs	7,629,980	-
Total	$98,938,614	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $171,688 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are

16

Notes to Financial Statements (unaudited)(continued)

declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$1,091,544
Net long-term capital gains	-	3,244,116
Total distributions paid	$-	$4,335,660

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$98,398,651
Gross unrealized gain	7,777,709
Gross unrealized loss	(7,237,746)
Net unrealized security gain	$539,963

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2008 were as follows:

Purchases	Sales
$34,900,842	$35,914,401

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2008.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the

17

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	576,720	1,626,605
Reinvestment of distributions	-	255,791
Shares reacquired	(382,907)	(449,047)
Increase	193,813	1,433,349

18

Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

20

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LASFAV-3-0608

(08/08)

Lord Abbett Series Fund, Inc.
All Value Portfolio

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

2008

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—America's Value Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — America's Value Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – America's Value Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative

1

results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

In an effort to improve economic growth, the Federal Reserve Board (the Fed), in April, lowered by 25 basis points the target for the fed funds rate, following three such moves lower in the first quarter. The rate decreased from 4.25% at year-end 2007 to 2.00% at the end of June 2008. The Federal Open Market Committee (FOMC) cited continued weak economic activity, muted spending, softening labor markets, and the housing contraction. In the June meeting, however, citing a "high level of uncertainty regarding the inflation outlook" and "continued increases in the prices of energy and some other commodities," the FOMC chose to leave the fed funds rate unchanged.

In the bond market, during the first quarter of 2008, investment-grade securities, as measured by the Merrill Lynch U.S. Treasury, Current 10-Year Index,5 tended to outperform non-investment-grade assets, as measured by the Merrill Lynch U.S. High Yield Index,6 while in the second quarter, investment-grade assets did not fare as well. Overall, investment-grade securities outperformed non-investment-grade and convertible securities, as measured by the Merrill Lynch All Convertible Index,7 during the six-month period ended June 30, 2008.

During the period, the upper part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield BB-Rated Index6 posting a total return of -0.18%. 'B' rated credits were the next best performers, with the Merrill Lynch U.S. High Yield B-Rated Index6 posting a total return of -1.48%. The lower-quality 'CCC' credits returned the least, as indicated by the Merrill Lynch U.S. High Yield CCC-Rated Index,6 posting a -3.08% total return.

Q: How did the America's Value Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -8.92%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which posted a total return of -11.91% in the same period.

Note: Lord Abbett America's Value Portfolio is not a balanced fund and has the capability to adjust equity and fixed income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financials sector (owing primarily to an underweight

2

position), the energy sector, and the information technology sector.

Among individual holdings that contributed to performance were energy holdings EOG Resources, Inc. (the Fund's number-one contributor), an oil and gas company, and Halliburton Co., a provider of energy services and engineering and construction services, as well as products for the energy industry; and materials holding Eastman Chemical Co., a producer of chemicals, fibers, and plastics.

The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the consumer discretionary, healthcare, and the materials sectors.

Among individual holdings that detracted from performance were consumer discretionary holding Idearc Inc. (the Fund's number-one detractor), a publisher of directories; materials holding and forestry/paper holding AbitibiBowater Consolidated (acquired by Bowater in 2007), a manufacturer of newsprint, coated and uncoated groundwood papers, bleached kraft pulp, and lumber products; and telecommunication services holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications.

Bond Portion

A: The strongest sector performance was derived from investment-grade holdings, in particular, agency bonds. Detracting from performance in the bond component of the Fund were the portfolio's holdings in the high-yield bond and convertible securities sectors.

The greatest contributors to performance in the bond portion of the portfolio were gas distribution holding El Paso Corp., a firm that engages in gas transportation and storage, and oil and gas exploration; government agency holding Federal Home Loan Mortgage Corporation, a provider of liquidity in the residential mortgage market; and aerospace/defense holding DRS Technologies (no longer in the portfolio), a provider of electronic systems to store complex military and aerospace data.

The greatest detractors from performance in the bond portion of the portfolio were multi-line insurance holding XL Capital Ltd. (no longer in the portfolio), a writer of liability insurance and reinsurance products; printing and publishing holding Idearc Inc., a publisher of directories; and health services holding Five Star Quality Care, Inc., a provider of long-term care facilities.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

3

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000 Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

5  The Merrill Lynch U.S. Treasury, Current 10-Year Index, tracks the performance of investment-grade, U.S. Treasury bonds with a 10-year maturity.

6  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB ratings are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

7  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During the period covered in this report, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

4

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$910.80	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.37

†  Expenses are equal to the Fund's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Consumer Discretionary	8.39%
Consumer Staples	13.12%
Energy	11.61%
Financials	13.68%
Healthcare	8.91%
Industrials	5.64%
Information Technology	3.12%
Materials	8.48%
Telecommunication Services	12.40%
Utilities	9.38%
Short-Term Investment	5.27%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

6

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 93.20%
COMMON STOCKS 55.33%
Beverages 0.49%
PepsiCo, Inc.	9	$578,669
Capital Markets 1.74%
ACE Ltd. (Cayman Islands)(a)	22	1,211,980
PartnerRe Ltd. (Bermuda)(a)	12	829,560
Total		2,041,540
Chemicals 3.13%
Chemtura Corp.	170	994,552
Eastman Chemical Co.	27	1,859,220
Monsanto Co.	7	821,860
Total		3,675,632
Commercial Banks 0.57%
PNC Financial Services Group, Inc. (The)	5	285,500
U.S. Bancorp	14	387,671
Total		673,171
Commercial Services & Supplies 1.14%
R.R. Donnelley & Sons Co.	45	1,336,050
Construction Materials 0.74%
KBR, Inc.	25	872,750
Containers & Packaging 1.56%
Ball Corp.	38	1,828,442
Distributors 0.51%
Genuine Parts Co.	15	595,200
Diversified Financials 0.59%
Bank of America Corp.	29	687,456
Diversified Telecommunication Services 10.02%
AT&T Inc.	90	3,015,255
Embarq Corp.	45	2,127,150

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares (000)	Value
Diversified Telecommunication Services (continued)
Qwest Communications International Inc.	557	$2,189,010
Verizon Communications, Inc.	34	1,196,520
Windstream Corp.	262	3,235,548
Total		11,763,483
Electric Utilities 1.08%
UniSource Energy Corp.	41	1,271,410
Electrical Equipment 1.06%
Emerson Electric Co.	6	276,920
Hubbell Inc. Class B	24	972,828
Total		1,249,748
Energy Equipment & Services 3.97%
Halliburton Co.	54	2,839,245
Transocean Inc. (Cayman Islands)*(a)	12	1,826,394
Total		4,665,639
Food & Staples Retailing 1.79%
Ingles Markets, Inc. Class A	32	737,228
Wal-Mart Stores, Inc.	24	1,365,660
Total		2,102,888
Food Products 5.98%
H.J. Heinz Co.	58	2,784,870
Kellogg Co.	26	1,229,312
Kraft Foods Inc. Class A	106	3,004,320
Total		7,018,502
Hotels, Restaurants & Leisure 0.25%
McDonald's Corp.	5	292,344
Household Durables 1.87%
Newell Rubbermaid Inc.	25	421,429
Snap-on Inc.	34	1,773,541
Total		2,194,970
Industrial Conglomerates 0.57%
Tyco International Ltd. (Bermuda)(a)	17	664,664

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares (000)	Value
Media 1.21%
Idearc Inc.*	282	$662,935
Interpublic Group of Cos., Inc (The)*	88	753,481
Total		1,416,416
Multi-Line Retail 0.71%
Macy's, Inc.	43	834,439
Multi-Utilities & Unregulated Power 5.13%
Ameren Corp.	63	2,643,598
NiSource Inc.	159	2,845,696
Puget Energy, Inc.	22	527,780
Total		6,017,074
Oil & Gas 4.41%
Chevron Corp.	26	2,587,293
EOG Resources, Inc.	18	2,296,000
Marathon Oil Corp.	6	295,659
Total		5,178,952
Paper & Forest Products 0.51%
MeadWestvaco Corp.	25	596,000
Pharmaceuticals 5.02%
Bristol-Myers Squibb Co.	118	2,412,275
Mylan Inc.*	115	1,390,464
Pfizer Inc.	120	2,094,653
Total		5,897,392
Semiconductors & Semiconductor Equipment 0.98%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	105	1,149,870
Specialty Retail 0.30%
OfficeMax, Inc.25		347,500
Total Common Stocks (cost $70,382,188)		64,950,201

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 5.85%
Aerospace & Defense 0.24%
L-3 Communications Corp.	3.00%	8/1/2035	$250	$277,813
Beverages 0.26%
Molson Coors Brewing Co.	2.50%	7/30/2013	250	305,312
Biotechnology 0.93%
Cephalon, Inc.	Zero Coupon	6/15/2033	150	168,126
CV Therapeutics, Inc.	3.25%	8/16/2013	250	186,875
Genzyme Corp.	1.25%	12/1/2023	400	444,500
Gilead Sciences, Inc.	0.625%	5/1/2013	200	297,000
Total				1,096,501
Capital Markets 0.21%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	244,500
Commercial Services & Supplies 0.64%
CRA International, Inc.	2.875%	6/15/2034	250	279,375
FTI Consulting, Inc.	3.75%	7/15/2012	200	467,250
Total				746,625
Diversified Telecommunication Services 0.08%
Qwest Communications International, Inc.	3.50%	11/15/2025	100	98,875
Electrical Equipment 0.42%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(c)	1.481%	1/15/2034	600	496,500
Food Products 0.30%
Archer Daniels Midland Co.	0.875%	2/15/2014	350	353,937
Healthcare Providers & Services 0.29%
Five Star Quality Care, Inc.	3.75%	10/15/2026	500	336,875
Internet Software & Services 0.26%
Equinix, Inc.	2.50%	4/15/2012	300	309,375
IT Services 0.24%
Symantec Corp.	0.75%	6/15/2011	250	286,563

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Metals & Mining 0.39%
Newmont Mining Corp.	1.25%	7/15/2014	$350		$454,562
Oil & Gas 0.40%
Devon Energy Corp.	4.90%	8/15/2008	250		465,625
Pharmaceuticals 0.65%
Teva Pharmaceutical Finance BV (Netherlands Antilles)(a)	1.75%	2/1/2026	500		558,125
Wyeth	3.581%#	1/15/2024	200		205,240
Total					763,365
Semiconductors & Semiconductor Equipment 0.25%
Intel Corp.	2.95%	12/15/2035	300		293,625
Software 0.29%
EMC Corp.	1.75%	12/1/2011	300		343,125
Total Convertible Bonds (cost $6,610,374)					6,873,178
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.62%
Capital Markets 0.11%
MetLife Inc.	6.375%		5		131,050
Commercial Banks 0.37%
Wachovia Corp.	7.50%		1		440,690
Electric Utilities 0.20%
CMS Energy Corp.	4.50%		3		234,938
Food Products 0.62%
Archer Daniels Midland Co.	6.25%		8		328,800
Bunge, Ltd. (Bermuda)(a)	4.875%		3		394,500
Total					723,300
Oil & Gas 0.66%
El Paso Corp.†	4.99%		—	(e)	775,800
Pharmaceuticals 0.46%
Mylan Inc.	6.50%		—	(e)	351,816
Schering-Plough Corp.	6.00%		1		191,510
Total					543,326

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Shares (000)	Value
Thrifts & Mortgage Finance 0.20%
Fannie Mae8.75%6			$229,800
Total Convertible Preferred Stocks (cost $3,062,604)			3,078,904
			U.S. $ Value
FOREIGN COMMON STOCKS(d) 4.76%
Australia 1.18%
Beverages 1.18%
Coca-Cola Amatil Ltd.		206	1,383,615
Canada 0.45%
Capital Markets 0.45%
CI Financial Income Fund Unit		24	526,429
Germany 0.46%
Household Products 0.46%
Henkel AG & Co KGaA		14	537,162
Greece 0.73%
Commercial Banks 0.45%
National Bank of Greece SA		19	864,221
United Kingdom 1.94%
Commercial Banks 0.43%
Royal Bank of Scotland Group plc (The)		117	498,977
Food Products 0.93%
Cadbury plc		87	1,094,629
Specialty Retail 0.58%
Kesa Electricals plc		216	680,394
Total			2,274,000
Total Foreign Common Stocks (cost $6,644,626)			5,585,427
FOREIGN PREFERRED STOCKS(d) 0.32%
Brazil
Electric Utilities 0.32%
Companhia Energetica de Minas Gerais (cost $278,530)		15	373,618

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.67%
Federal National Mortgage Assoc.	5.50%	6/1/2036	$1,368	$1,350,783
Federal National Mortgage Assoc.	6.00%	2/1/2034 – 3/1/2037	3,885	3,932,546
Federal National Mortgage Assoc.	6.50%	7/1/2035 – 9/1/2036	1,327	1,368,750
Total Government Sponsored Enterprises Pass-Throughs (cost $6,698,743)				6,652,079
HIGH YIELD CORPORATE BONDS 18.48%
Aerospace & Defense 0.21%
Hawker Beechcraft Acquisition Co., LLC	9.75%	4/1/2017	250	251,250
Air Freight & Couriers 0.27%
Park-Ohio Industries Inc.	8.375%	11/15/2014	400	322,000
Auto Components 0.06%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	74,000
Automobiles 0.16%
General Motors Corp.	7.20%	1/15/2011	250	193,125
Beverages 0.37%
Constellation Brands, Inc.	7.25%	5/15/2017	250	235,000
Constellation Brands, Inc.	8.125%	1/15/2012	200	200,000
Total				435,000
Chemicals 0.63%
Equistar Chemicals, LP	7.55%	2/15/2026	200	129,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	600	397,500
NOVA Chemicals Corp. (Canada)(a)	7.863%#	11/15/2013	250	213,750
Total				740,250
Commercial Services & Supplies 0.37%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	350,875
FTI Consulting, Inc.	7.75%	10/1/2016	75	77,250
Total				428,125
Communications Equipment 0.22%
Hughes Network Systems LLC	9.50%	4/15/2014	250	254,062
Consumer Finance 0.74%
Ford Motor Credit Co. LLC	7.375%	10/28/2009	625	569,406
General Motors Acceptance Corp.	7.25%	3/2/2011	400	294,167
Total				863,573

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Packaging 0.45%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	$350	$288,750
Graphic Packaging International Corp.	9.50%	8/15/2013	250	240,000
Total				528,750
Diversified Financials 1.15%
Ashtead Capital, Inc.†	9.00%	8/15/2016	200	177,000
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	500	410,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	329,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	97,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	337,750
Total				1,350,750
Diversified Telecommunication Services 2.05%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	562,500
Intelsat Ltd. (Bermuda)(a)	9.25%	6/15/2016	150	151,875
Qwest Capital Funding, Inc.	7.90%	8/15/2010	400	401,000
Syniverse Technologies Inc.	7.75%	8/15/2013	500	472,500
Windstream Corp.	7.00%	3/15/2019	900	821,250
Total				2,409,125
Electric Utilities 1.42%
Commonwealth Edison Co.	5.80%	3/15/2018	250	244,489
Edison Mission Energy	7.75%	6/15/2016	500	500,000
Reliant Energy, Inc.	6.75%	12/15/2014	250	256,250
Reliant Energy, Inc.	7.875%	6/15/2017	350	343,875
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	325	320,125
Total				1,664,739
Electrical Equipment 0.43%
Baldor Electric Co.	8.625%	2/15/2017	500	505,000
Electronic Equipment & Instruments 0.42%
Emerson Electric Co.	5.25%	10/15/2018	500	493,904
Energy Equipment & Services 0.21%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	250	241,250
Food Products 0.25%
General Mills, Inc.	5.20%	3/17/2015	300	293,294

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Equipment & Supplies 0.65%
Bausch & Lomb Inc.†	9.875%	11/1/2015	$25	$25,187
Biomet, Inc.	10.00%	10/15/2017	450	482,625
HCA Inc.	9.125%	11/15/2014	250	256,250
Total				764,062
Healthcare Providers & Services 0.65%
Community Health Systems	8.875%	7/15/2015	525	530,906
United Surgical Partners International Inc. PIK	9.25%	5/1/2017	250	231,250
Total				762,156
Hotels, Restaurants & Leisure 0.22%
Gaylord Entertainment Co.	8.00%	11/15/2013	100	96,500
River Rock Entertainment Authority	9.75%	11/1/2011	20	20,100
Station Casinos, Inc.	6.50%	2/1/2014	250	145,000
Total				261,600
Independent Power Producers & Energy Traders 1.09%
AES Corp. (The)	8.00%	10/15/2017	325	320,125
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	243,750
Mirant Americas Generation LLC	9.125%	5/1/2031	350	328,125
NRG Energy, Inc.	7.25%	2/1/2014	400	383,000
Total				1,275,000
IT Services 0.22%
SunGard Data Systems Inc.	9.125%	8/15/2013	250	253,750
Leisure Equipment & Products 0.15%
Expedia, Inc.†	8.50%	7/1/2016	175	171,938
Media 1.98%
Affinion Group, Inc.	11.50%	10/15/2015	350	350,875
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	238,219
CCH I LLC	11.75%#	5/15/2014	500	307,500
CCH I LLC / CCH I CAPITAL	11.00%	10/1/2015	150	111,938
Idearc Inc.	8.00%	11/15/2016	500	316,875
Mediacom Broadband LLC	8.50%	10/15/2015	250	224,687
Mediacom Communications Corp.	9.50%	1/15/2013	250	236,875
R.H. Donnelley Corp.	8.875%	1/15/2016	300	181,500
R.H. Donnelley Corp.†	8.875%	10/15/2017	225	135,000
Univision Communications Inc. PIK†	9.75%	3/15/2015	300	222,000
Total				2,325,469

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Mining 0.70%
Aleris International, Inc.	10.00%	12/15/2016	$150	$110,625
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	425	449,072
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	300	260,250
Total				819,947
Oil & Gas 1.78%
Cameron International Corp.	6.375%	7/15/2018	100	100,803
Chesapeake Energy Corp.	7.25%	12/15/2018	350	342,125
Chesapeake Energy Corp.	7.625%	7/15/2013	300	302,250
El Paso Corp.	7.00%	6/15/2017	100	98,369
El Paso Corp.	7.25%	6/1/2018	250	247,500
Forest Oil Corp.	7.25%	6/15/2019	200	193,000
Quicksilver Resources Inc.	7.75%	8/1/2015	300	298,500
VeraSun Energy Corp.	9.375%	6/1/2017	350	182,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	319,500
Total				2,084,047
Paper & Forest Products 0.24%
AbitibiBowater, Inc.	6.50%	6/15/2013	200	127,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	153	153,765
Total				280,765
Personal Products 0.28%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	329,875
Pharmaceuticals 0.10%
Warner Chilcott Corp.	8.75%	2/1/2015	120	122,400
Real Estate Investment Trusts 0.13%
Host Marriott LP	6.375%	3/15/2015	175	155,750
Road & Rail 0.20%
Hertz Corp. (The)	8.875%	1/1/2014	250	230,000
Semiconductors & Semiconductor Equipment 0.18%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	216,250
Specialty Retail 0.20%
Brookstone Co, Inc.	12.00%	10/15/2012	250	233,750

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Textiles & Apparel 0.06%
INVISTA†	9.25%	5/1/2012	$70	$71,925
Thrifts & Mortgage Finance 0.20%
Washington Mutual Bank	6.875%	6/15/2011	275	236,650
Wireless Telecommunication Services 0.04%
Metropcs Wireless, Inc.	9.25%	11/1/2014	50	48,375
Total High Yield Corporate Bonds (cost $23,873,776)				21,691,906
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.17%
Fannie Mae (cost $213,465)			9	195,075
Total Long-Term Investments (cost $117,764,306)				109,400,388
			Principal Amount (000)
SHORT-TERM INVESTMENT 5.18%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $6,190,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value: $6,205,475; proceeds: $6,081,923 (cost $6,081,639)			$6,082	6,081,639
Total Investments in Securities 98.38% (cost $123,845,945)				115,482,027
Other Assets in Excess of Liabilities 1.62%				1,896,488
Net Assets 100.00%				$117,378,515

  ADR  American Depositary Receipt.

  PIK  Payment-in-kind.

  Unit  More than one class of securities traded together.

  *  Non income-producing security.

  #  Variable rate security. The interest rate represents the rate at June 30, 2008.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

  (c)  The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

  (d)  Investment in non-U.S. dollar denominated securities.

  (e)  Amount represents less than 1,000 shares.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $123,845,945)	$115,482,027
Foreign cash, at value (cost $57,854)	59,048
Receivables:
Investment securities sold	2,185,377
Interest and dividends	805,864
Capital shares sold	120,779
From advisor (See Note 3)	20,910
Total assets	118,674,005
LIABILITES:
Payables:
Investment securities purchased	1,108,004
Management fee	72,338
Capital shares reacquired	63,818
Directors' fees	6,634
Fund administration	3,858
Accrued expenses and other liabilities	40,838
Total liabilities	1,295,490
NET ASSETS	$117,378,515
COMPOSITION OF NET ASSETS:
Paid-in capital	$124,031,928
Undistributed net investment income	2,193,812
Accumulated net realized loss on investments and foreign currency related transactions	(485,562)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(8,361,663)
Net Assets	$117,378,515
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	8,712,217
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.47

See Notes to Financial Statements.
18

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $5,419)	$1,546,351
Interest	1,309,549
Total investment income	2,855,900
Expenses:
Management fee	453,651
Shareholder servicing	147,678
Fund administration	24,195
Reports to shareholders	23,508
Professional	19,641
Custody	7,515
Directors' fees	1,509
Other	1,676
Gross expenses	679,373
Expense reductions (See Note 7)	(1,097)
Expenses assumed by advisor (See Note 3)	(29,973)
Net expenses	648,303
Net investment income	2,207,597
Net realized and unrealized loss:
Net realized loss on investments and foreign currency related transactions	(3,009,144)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,701,509)
Net realized and unrealized loss	(13,710,653)
Net Decrease in Net Assets Resulting From Operations	$(11,503,056)

See Notes to Financial Statements.
19

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$2,207,597	$3,433,058
Net realized gain (loss) on investments and foreign currency related transactions	(3,009,144)	6,566,567
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,701,509)	(7,413,201)
Net increase (decrease) in net assets resulting from operations	(11,503,056)	2,586,424
Distributions to shareholders from:
Net investment income	–	(3,866,943)
Net realized gain	–	(4,079,877)
Total distributions to shareholders	–	(7,946,820)
Capital share transactions (See Note 10):
Proceeds from sales of shares	8,556,117	40,699,151
Reinvestment of distributions	–	7,946,817
Cost of shares reacquired	(8,349,487)	(12,351,891)
Net increase in net assets resulting from capital share transactions	206,630	36,294,077
Net increase (decrease) in net assets	(11,296,426)	30,933,681
NET ASSETS:
Beginning of period	$128,674,941	$97,741,260
End of period	$117,378,515	$128,674,941
Undistributed (distributions in excess of) net investment income	$2,193,812	$(13,785)

See Notes to Financial Statements.
20

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31				4/30/2003(c) to
	(unaudited)		2007	2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.79		$15.28	$13.93	$13.83	$12.07	$10.00
Investment operations:
Net investment income(a)	.25		.47	.39	.39	.38	.28
Net realized and unrealized gain (loss)	(1.57)		.02 (d)	1.64	.14	1.61	2.05
Total from investment operations	(1.32)		.49	2.03	.53	1.99	2.33
Distributions to shareholders from:
Net investment income	–		(.48)	(.37)	(.30)	(.22)	(.15)
Net realized gain	–		(.50)	(.31)	(.13)	(.01)	(.11)
Total distributions	–		(.98)	(.68)	(.43)	(.23)	(.26)
Net asset value, end of period	$13.47		$14.79	$15.28	$13.93	$13.83	$12.07
Total Return(b)	(8.92	)%(e)	3.16%	14.55%	3.78%	16.47%	23.31	%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.53	%(e)	1.15%	1.15%	1.15%	1.15%	.77	%(e)
Expenses, including expense reductions and expense assumed	.53	%(e)	1.14%	1.15%	1.15%	1.15%	.77	%(e)
Expenses, excluding expense reductions and expenses assumed	.56	%(e)	1.20%	1.27%	1.33%	1.56%	3.59	%(e)
Net investment income	1.82	%(e)	2.92%	2.67%	2.77%	2.94%	2.39	%(e)
Supplemental Data:
Net assets, end of period (000)	$117,379		$128,675	$97,741	$62,971	$26,368	$5,165
Portfolio turnover rate	33.89	%(e)	28.41%	35.51%	31.65%	28.01%	49.36	%(e)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(e) Not annualized.

See Notes to Financial Statements.
21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

22

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on each Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a

23

Notes to Financial Statements (unaudited)(continued)

timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) ; and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$70,721,792	$-
Level 2 – Other Significant
Observable Inputs	44,760,235	-
Total	$115,482,027	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

24

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $141,971 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$—	$4,383,023
Net long-term capital gains	—	3,563,797
Total distributions paid	$—	$7,946,820

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$124,046,854
Gross unrealized gain	8,773,232
Gross unrealized loss	(17,338,059)
Net unrealized security loss	$(8,564,827)

25

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales, and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$16,745,095	$25,475,770	$443,714	$38,779,302

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The value of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than

26

Notes to Financial Statements (unaudited)(concluded)

larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The value of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield debt securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political information and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Shares sold	610,745	2,542,577
Reinvestment of distributions	-	534,779
Shares reacquired	(598,350)	(773,627)
Increase	12,395	2,303,729

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

27

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

28

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

America's Value Portfolio

LASFAMV-3-0608

(8/08)

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—

Bond Debenture Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — Bond Debenture Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund — Bond Debenture Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: In an effort to improve economic growth, the Federal Reserve Board (the Fed), in April, lowered by 25 basis points the target for the fed funds rate, following three such moves lower in the first quarter. From year-end 2007, the rate decreased from 4.25% to 2.00% at the end of June 2008. The Federal Open Market Committee (FOMC) cited continued weak economic activity, muted spending, softening labor markets, and the housing contraction. In the June meeting, however, citing a "high level of uncertainty regarding the inflation outlook" and "continued increases in the prices of energy and some other commodities," the FOMC chose to leave the fed funds rate unchanged.

During the first quarter of 2008, investment-grade securities, as measured by the Merrill Lynch U.S. Treasury, Current 10-Year Index,1 tended to outperform non-investment-grade assets, as measured by the Merrill Lynch U.S. High Yield Index,2 while in the second quarter, investment-grade assets did not fare as well. Overall, investment-grade securities outperformed non-investment-grade and convertible securities, as measured by the Merrill Lynch All Convertible Index,3 during the six-month period ended June 30, 2008.

During the period, the upper part of the credit curve outperformed, with the Merrill Lynch U.S. High Yield BB-Rated Index2 posting a total return of -0.18%. 'B' rated credits were the next best performers, with the Merrill Lynch U.S. High Yield B-Rated Index2 posting a total return of -1.48%. The lower-quality 'CCC' credits returned the least, as indicated by the Merrill Lynch U.S. High Yield CCC-Rated Index,2 posting a -3.08% total return.

Q: How did the Bond Debenture Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -1.19%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,4 which returned 1.13% over the same period. A blended index of 60% Merrill Lynch High Yield Master II Constrained Index5, 20% Merrill Lynch All Convertible Index, and 20% Lehman Brothers U.S. Aggregate Bond Index returned -1.21%. The blended index is more representative of the diversified nature of the Bond Debenture Fund than is the Lehman Brothers U.S. Aggregate Bond Index, which includes only investment-grade securities.

Q: What were the most significant factors affecting performance?

A: The Bond Debenture Portfolio is a multi-sector bond fund with portfolio holdings in high-yield bonds, convertible securities, investment-grade bonds, some equities, and mortgage-backed securities/Treasuries. The high-yield bond sector continued to be the biggest percentage of the portfolio and was the weakest sector in terms of relative performance. The strongest sector performance in the period was derived from holdings in mortgage-backed securities/Treasuries sector.

In terms of industries, detracting from relative performance in the period were the portfolio's positions in automotive, gaming, and printing and publishing. Holdings in the energy (exploration and production) and gas distribution industries and in mortgage-backed securities contributed to performance.

The greatest detractors from performance in the portfolio as a whole were auto loan industry holding GMAC LLC, a global finance firm offering financing to General Motors dealerships; printing and publishing holding Idearc Inc., a publisher of yellow and white pages and other directories; and electric generation holding PNM Resources, Inc., a distributor of electricity to customers in New Mexico.

The greatest contributors to performance in the portfolio as a whole were energy (exploration/production) holding Chesapeake Energy Corp. which builds natural gas reserves in the U.S. midcontinent region; gas distribution holding El Paso Corp., a firm that engages in gas transportation and storage, and oil and gas exploration; and U.S. Treasury notes.

The Fund's portfolio is actively managed and, therefore, its holdings and weighting of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch U.S. Treasury, Current 10-Year Index, tracks the performance of investment-grade, U.S. Treasury bonds with a 10-year maturity.

2  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB ratings are part of the Merrill Lynch U.S. High Yield Index, with the only difference being the addition of a ratings filter.

3  The Merrill Lynch All Convertible Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

4  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

5  The Merrill Lynch High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the US domestic market, including 144A issues. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of US$100 million. Bonds must be rated below investment grade based on a composite of Moody's and Standard & Poor's. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Note: During the period covered in this report, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 - 6/30/08
Class VC*
Actual	$1,000.00	$988.10	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52

†  Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

*  The annualized expenses of the Fund have been restated to 0.85%. Had these restated expenses been in place throughout the most recent half-year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.20	$4.27

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Agency	5.27%
Banking	1.71%
Basic Industry	7.71%
Brokerage	0.49%
Capital Goods	7.21%
Consumer Cyclical	4.55%
Consumer Non-Cyclical	6.63%
Energy	13.83%
Finance & Investment	1.27%
Government Guaranteed	0.63%
Insurance	0.97%
Media	5.47%
Mortgage Backed	10.14%
Services Cyclical	7.14%
Services Non-Cyclical	6.15%
Technology & Electronics	4.93%
Telecommunications	4.49%
Utility	8.72%
Short-Term Investments	2.69%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2008

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.14%
COMMON STOCKS 0.60%
Electric: Generation 0.24%
PNM Resources, Inc.			67	$796,010
Energy: Exploration & Production 0.36%
Schlumberger Ltd. (Netherlands Antilles)(a)			11	1,188,176
Total Common Stocks (cost $1,377,148)				1,984,186
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 10.32%
Aerospace/Defense 0.65%
L-3 Communications Corp.	3.00%	8/1/2035	$1,200	1,333,500
Lockheed Martin Corp.	2.426%#	8/15/2033	600	818,940
Total				2,152,440
Agriculture 0.43%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,415,750
Beverage 0.28%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	915,937
Computer Hardware 0.22%
Intel Corp.	2.95%	12/15/2035	750	734,063
Consumer/Commercial/Lease Financing 0.27%
Countrywide Financial Corp.	Zero Coupon	4/15/2037	925	896,094
Electronics 0.47%
Cypress Semiconductor Corp.	1.00%	9/15/2009	250	290,313
Millipore Corp.	3.75%	6/1/2026	1,250	1,264,062
Total				1,554,375
Energy: Exploration & Production 0.29%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	970,781

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.23%
Lehman Brothers, Inc. (convertible into Nestle SA)†	2.00%	12/31/2012	$800	$747,000
Health Services 0.23%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	758,750
Integrated Energy 0.73%
Devon Energy Corp.	4.90%	8/15/2008	1,000	1,862,500
Evergreen Solar, Inc.	4.00%	7/15/2013	550	557,562
Total				2,420,062
Machinery 0.63%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)(b)	1.481%	1/15/2034	2,500	2,068,750
Media: Broadcast 0.28%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	752,544
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(c)	4.875%	7/15/2018	200	180,750
Total				933,294
Media: Diversified 0.23%
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	774,000
Metals/Mining (Excluding Steel) 0.60%
Newmont Mining Corp.	1.25%	7/15/2014	800	1,039,000
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	500	953,125
Total				1,992,125
Oil Field Equipment & Services 0.20%
Hanover Compressor Co.	4.75%	1/15/2014	400	677,500
Pharmaceuticals 2.34%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	900,000
Cephalon, Inc.	Zero Coupon	6/15/2033	500	560,420
CV Therapeutics, Inc.	3.25%	8/16/2013	750	560,625
Genzyme Corp.	1.25%	12/1/2023	1,250	1,389,062
Gilead Sciences, Inc.	0.625%	5/1/2013	800	1,188,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance BV (Netherlands Antilles)(a)	1.75%	2/1/2026	$1,425	$1,590,656
Wyeth	3.581%#	1/15/2024	1,500	1,539,300
Total				7,728,063
Printing & Publishing 0.16%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	522,500
Software/Services 0.94%
EMC Corp.	1.75%	12/1/2011	800	915,000
Equinix, Inc.	2.50%	4/15/2012	750	773,438
Symantec Corp.	0.75%	6/15/2011	1,250	1,432,812
Total				3,121,250
Support: Services 0.81%
CRA International, Inc.	2.875%	6/15/2034	835	933,113
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,752,187
Total				2,685,300
Telecommunications: Integrated/Services 0.15%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	494,375
Telecommunications: Wireless 0.18%
NII Holdings, Inc.	2.75%	8/15/2025	500	585,000
Total Convertible Bonds (cost $30,760,497)				34,147,409
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 4.38%
Agency 0.23%
Fannie Mae	8.25%		20	766,000
Banking 0.48%
Bank of America Corp.	7.25%		1	885,000
Wachovia Corp.	7.50%		1	705,104
Total				1,590,104

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate		Shares (000)	Value
Electric: Generation 0.46%
NRG Energy, Inc.	5.75%		4	$1,534,008
Electric: Integrated 0.26%
CMS Energy Corp.	4.50%		11	861,437
Energy: Exploration & Production 0.39%
Chesapeake Energy Corp.	4.50%		8	1,288,000
Engineering 0.20%
Lehman Brothers, Inc. (convertible into ABB Ltd.)	9.35%		25	674,000
Gas Distribution 0.97%
El Paso Corp.†	4.99%		1	1,724,000
Williams Cos., Inc. (The)	5.50%		8	1,468,838
Total				3,192,838
Investments & Miscellaneous Financial Services 0.32%
Lehman Brothers Holdings Inc.	8.75%		1	1,073,100
Life Insurance 0.29%
MetLife Inc.	6.375%		36	943,560
Metals/Mining (Excluding Steel) 0.51%
Vale Capital Ltd. (Cayman Islands)(a)	5.50%		25	1,691,250
Pharmaceuticals 0.27%
Mylan, Inc.	6.50%		1	879,540
Total Convertible Preferred Stocks (cost $12,225,503)				14,493,837
		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES BONDS 3.12%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$2,500	2,604,905
Federal Home Loan Mortgage Corp.	5.75%	3/15/2009	5,000	5,102,290
Federal National Mortgage Assoc.	5.00%	10/15/2011	2,500	2,604,195
Total Government Sponsored Enterprises Bonds (cost $10,164,743)				10,311,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.88%
Federal National Mortgage Assoc.	5.50%	1/1/2037 – 2/1/2038	$14,300	$14,120,021
Federal National Mortgage Assoc.	6.00%	2/1/2032 – 6/1/2037	15,862	16,050,662
Federal National Mortgage Assoc.	6.50%	5/1/2035 – 8/1/2037	8,850	9,128,607
Total Government Sponsored Enterprises Pass-Throughs (cost $39,384,601)				39,299,290
HIGH YIELD CORPORATE BONDS 65.22%
Aerospace/Defense 1.05%
DRS Technologies, Inc.	6.875%	11/1/2013	450	452,250
Esterline Technologies Corp.	6.625%	3/1/2017	150	148,125
Esterline Technologies Corp.	7.75%	6/15/2013	510	515,100
Hawker Beechcraft Corp.	8.50%	4/1/2015	1,180	1,194,750
L-3 Communications Corp.	6.125%	1/15/2014	750	706,875
L-3 Communications Corp.	6.375%	10/15/2015	500	470,000
Total				3,487,100
Apparel/Textiles 0.45%
Levi Strauss & Co.	8.875%	4/1/2016	750	733,125
Quiksilver, Inc.	6.875%	4/15/2015	900	769,500
Total				1,502,625
Auto Loans 1.35%
Ford Motor Credit Corp.	7.25%	10/25/2011	2,250	1,744,855
Ford Motor Credit Corp.	9.75%	9/15/2010	500	436,145
General Motors Acceptance Corp.	7.25%	3/2/2011	3,100	2,279,792
Total				4,460,792
Auto Parts & Equipment 0.66%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	444,000
Lear Corp.	8.50%	12/1/2013	600	498,750
Stanadyne Corp.	10.00%	8/15/2014	275	268,125
Tenneco Inc.	8.625%	11/15/2014	625	554,688
TRW Automotive Inc.†	7.25%	3/15/2017	475	401,375
Total				2,166,938

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 1.12%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	$2,000	$1,640,000
General Motors Corp.	7.20%	1/15/2011	2,285	1,765,162
General Motors Corp.	8.375%	7/15/2033	500	298,750
Total				3,703,912
Banking 0.73%
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,463,823
Wachovia Corp.	5.50%	5/1/2013	1,000	958,096
Total				2,421,919
Beverage 0.64%
Constellation Brands, Inc.	7.25%	5/15/2017	2,250	2,115,000
Brokerage 0.48%
Morgan Stanley	6.00%	4/28/2015	1,500	1,435,995
Morgan Stanley	6.625%	4/1/2018	170	161,361
Total				1,597,356
Building Materials 0.68%
Belden, Inc.	7.00%	3/15/2017	1,000	965,000
General Cable Corp.	7.125%	4/1/2017	300	287,250
Interline Brands, Inc.	8.125%	6/15/2014	1,025	994,250
Total				2,246,500
Chemicals 2.75%
Airgas, Inc.	6.25%	7/15/2014	525	519,750
Airgas, Inc.†	7.125%	10/1/2018	250	252,500
Equistar Chemicals LP	7.55%	2/15/2026	1,500	967,500
Hercules, Inc.	6.75%	10/15/2029	850	828,750
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,065,750
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,500	993,750
INVISTA†	9.25%	5/1/2012	725	744,937
MacDermid, Inc.†	9.50%	4/15/2017	500	455,000
Mosaic Co. (The)†	7.375%	12/1/2014	200	210,000
Nalco Co.	8.875%	11/15/2013	875	901,250
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	400	360,000
Praxair Inc.	4.625%	3/30/2015	1,000	961,538
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	839,375
Total				9,100,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 0.46%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,600	$1,508,000
Consumer/Commercial/Lease Financing 0.14%
CIT Group Inc.	5.20%	11/3/2010	550	456,829
Diversified Capital Goods 1.57%
Actuant Corp.	6.875%	6/15/2017	200	197,500
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,608,686
Mueller Water Products, Inc.	7.375%	6/1/2017	850	731,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	700	563,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,697,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	386,775
Total				5,184,961
Electric: Generation 4.85%
AES Corp. (The)	8.00%	10/15/2017	1,250	1,231,250
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	526,125
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	2,403,375
Edison Mission Energy	7.00%	5/15/2017	1,875	1,762,500
Edison Mission Energy	7.75%	6/15/2016	2,025	2,025,000
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,406,250
Mirant North America LLC	7.375%	12/31/2013	1,250	1,245,313
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,415,625
Reliant Energy, Inc.	6.75%	12/15/2014	600	615,000
Reliant Energy, Inc.	7.875%	6/15/2017	1,775	1,743,937
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	1,700	1,674,500
Total				16,048,875
Electric: Integrated 2.80%
Commonwealth Edison Co.	5.80%	3/15/2018	2,500	2,444,895
E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	1,000	982,819
Nevada Power Co.	5.875%	1/15/2015	1,000	1,003,206
NiSource Finance Corp.	6.15%	3/1/2013	400	399,346
Northern States Power Co. Minnesota	5.25%	3/1/2018	2,000	1,977,050
PECO Energy Co.	5.35%	3/1/2018	500	490,256
PG&E Corp.	4.80%	3/1/2014	300	292,682

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated (continued)
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	$671	$707,148
Virginia Electric & Power Co.	4.50%	12/15/2010	950	955,560
Total				9,252,962
Electronics 1.21%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,297,500
Emerson Electric Co.	5.25%	10/15/2018	1,500	1,481,712
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,500	1,226,250
Total				4,005,462
Energy: Exploration & Production 3.31%
Chesapeake Energy Corp.	6.25%	1/15/2018	2,100	1,942,500
Chesapeake Energy Corp.	7.25%	12/15/2018	750	733,125
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,654,062
Forest Oil Corp.	7.25%	6/15/2019	1,000	965,000
Forest Oil Corp.†	7.25%	6/15/2019	325	313,625
KCS Energy Services, Inc.	7.125%	4/1/2012	610	588,650
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,247,740
Newfield Exploration Co.	7.125%	5/15/2018	750	714,375
Quicksilver Resources Inc.	7.125%	4/1/2016	300	280,875
Quicksilver Resources Inc.	7.75%	8/1/2015	1,075	1,069,625
Range Resources Corp.	7.25%	5/1/2018	125	124,688
Range Resources Corp.	7.375%	7/15/2013	360	360,900
XTO Energy, Inc.	5.50%	6/15/2018	1,000	956,775
Total				10,951,940
Environmental 0.74%
Allied Waste North America, Inc	6.125%	2/15/2014	1,200	1,158,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,278,125
Total				2,436,125
Food & Drug Retailers 1.11%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,221,000
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	925	934,250
SUPERVALU INC.	7.50%	11/15/2014	1,500	1,509,375
Total				3,664,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food: Wholesale 1.01%
Dole Food Co.	8.75%	7/15/2013	$1,500	$1,327,500
General Mills, Inc.	5.20%	3/17/2015	1,250	1,222,060
Kellogg Co.	4.25%	3/6/2013	825	802,284
Total				3,351,844
Forestry/Paper 1.24%
AbitibiBowater, Inc.	6.50%	6/15/2013	500	317,500
AbitibiBowater, Inc.	9.50%	10/15/2012	1,000	705,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	498	500,490
Catalyst Paper Corp. (Canada)(a)	8.625%	6/15/2011	325	277,875
Graphic Packaging International Corp.	9.50%	8/15/2013	750	720,000
International Paper Co.	7.95%	6/15/2018	325	323,740
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	58,100
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	219,375
Stone Container Corp.	8.00%	3/15/2017	1,200	966,000
Total				4,088,080
Gaming 2.70%
Boyd Gaming Corp.	7.125%	2/1/2016	925	686,812
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,420,000
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,026,000
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	902,500
River Rock Entertainment Authority	9.75%	11/1/2011	775	778,875
Scientific Games Corp.	6.25%	12/15/2012	625	601,563
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	942,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	1,117,500
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,246,875
Turning Stone Casino Resort†	9.125%	9/15/2014	200	200,000
Total				8,922,625
Gas Distribution 3.63%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	850,931
El Paso Corp.	7.00%	6/15/2017	975	959,096
El Paso Corp.	7.25%	6/1/2018	250	247,500
El Paso Natural Gas Co.	5.95%	4/15/2017	750	727,452
Ferrellgas Partners LP	6.75%	5/1/2014	1,100	1,009,250
Inergy Finance LP	8.25%	3/1/2016	1,000	990,000
MarkWest Energy Partners, LP	6.875%	11/1/2014	875	829,062

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
MarkWest Energy Partners, LP†	8.75%	4/15/2018	$1,100	$1,130,250
Northwest Pipeline Corp.†	6.05%	6/15/2018	175	173,111
Northwest Pipeline Corp.	7.00%	6/15/2016	780	811,200
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	260	259,931
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,032,167
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,491,000
Williams Partners L.P.	7.25%	2/1/2017	1,500	1,507,500
Total				12,018,450
Health Services 5.11%
Advanced Medical Optics, Inc.	7.50%	5/1/2017	1,000	925,000
Baxter International Inc.	5.375%	6/1/2018	200	198,018
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,000	950,000
Biomet Inc.	10.00%	10/15/2017	775	831,187
Centene Corp.	7.25%	4/1/2014	1,250	1,187,500
Community Health Systems	8.875%	7/15/2015	1,500	1,516,875
DaVita Inc.	7.25%	3/15/2015	1,000	977,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	361,375
HCA, Inc.	6.375%	1/15/2015	1,500	1,252,500
HCA, Inc.	9.125%	11/15/2014	1,500	1,537,500
Select Medical Corp.	7.625%	2/1/2015	1,250	1,103,125
Sun Healthcare Group, Inc.	9.125%	4/15/2015	1,750	1,758,750
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,402,500
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	480,911
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,750	1,741,250
VWR Funding Inc. PIK	10.25%	7/15/2015	750	695,625
Total				16,919,616
Hotels 0.60%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,360	1,312,400
Host Marriott LP	6.375%	3/15/2015	750	667,500
Total				1,979,900
Household & Leisure Products 0.30%
Mattel, Inc.	5.625%	3/15/2013	1,000	980,946

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Energy 1.16%
National Fuel & Gas Co.†	6.50%	4/15/2018	$1,440	$1,423,931
Petrobras International Finance Co. (Cayman Islands)(a)	5.875%	3/1/2018	2,000	1,933,888
VeraSun Energy Corp.	9.375%	6/1/2017	920	478,400
Total				3,836,219
Investments & Miscellaneous Financial Services 0.30%
General Electric Capital Corp.	4.80%	5/1/2013	1,000	980,709
Machinery 1.07%
Baldor Electric Co.	8.625%	2/15/2017	2,475	2,499,750
Gardner Denver, Inc.	8.00%	5/1/2013	1,050	1,050,000
Total				3,549,750
Media: Broadcast 1.04%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,173,000
Lin TV Corp.	6.50%	5/15/2013	500	460,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	446,420
Univision Communications, Inc. PIK†	9.75%	3/15/2015	1,850	1,369,000
Total				3,448,420
Media: Cable 2.24%
CCH I LLC	11.75%	5/15/2014	1,300	799,500
CCH I LLC / CCH I CAPITAL	11.00%	10/1/2015	2,000	1,492,500
CCH II LLC / CCH II CAPITAL	10.25%	9/15/2010	500	486,250
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	942,500
DirecTV Holdings LLC	8.375%	3/15/2013	406	420,210
Echostar DBS Corp.	6.375%	10/1/2011	1,000	967,500
Echostar DBS Corp.	7.125%	2/1/2016	1,075	997,063
Mediacom Broadband LLC	8.50%	10/15/2015	375	337,031
Mediacom Communications Corp.	9.50%	1/15/2013	1,020	966,450
Total				7,409,004
Media: Diversified 0.06%
Grupo Televisa SA (Mexico)†(a)	6.00%	5/15/2018	200	195,508
Media: Services 0.54%
Affinion Group, Inc.	11.50%	10/15/2015	790	791,975
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	285	247,950

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Services (continued)
Lamar Media Corp.	6.625%	8/15/2015	$350	$320,250
Warner Music Group Corp.	7.375%	4/15/2014	500	418,125
Total				1,778,300
Metals/Mining (Excluding Steel) 1.78%
Aleris International, Inc.	10.00%	12/15/2016	1,200	885,000
Foundation PA Coal Co.	7.25%	8/1/2014	750	753,750
Freeport-McMoRan Copper & Gold Inc	8.375%	4/1/2017	2,025	2,139,696
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	1,075	932,562
Peabody Energy Corp.	5.875%	4/15/2016	1,000	940,000
Peabody Energy Corp.	7.375%	11/1/2016	225	225,563
Total				5,876,571
Mortgage Banks & Thrifts 0.47%
Countrywide Home Loan	5.625%	7/15/2009	500	487,713
Washington Mutual Bank	6.875%	6/15/2011	1,250	1,075,682
Total				1,563,395
Multi-Line Insurance 0.67%
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	432,250
MetLife, Inc.	5.00%	6/15/2015	975	948,605
USI Holdings Corp.†	6.551%#	11/15/2014	1,000	840,000
Total				2,220,855
Non-Food & Drug Retailers 0.32%
Brookstone Company, Inc.	12.00%	10/15/2012	675	631,125
Harry & David Operations Corp.	9.00%	3/1/2013	500	442,500
Total				1,073,625
Oil Field Equipment & Services 2.33%
BJ Services Co.	6.00%	6/1/2018	600	606,406
Cameron International Corp.	6.375%	7/15/2018	300	302,409
CHC Helicopter Corp. Class A (Canada)(a)	7.375%	5/1/2014	1,190	1,240,575
CGG Veritas (France)(a)	7.75%	5/15/2017	175	176,094
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,204,500
Dresser-Rand Group Inc.	7.375%	11/1/2014	854	847,595
Hornbeck Offshore Services, Inc., Series B	6.125%	12/1/2014	750	723,750
Key Energy Services, Inc.†	8.375%	12/1/2014	375	384,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Field Equipment & Services (continued)
National Oilwell Varco, Inc.	6.125%	8/15/2015	$1,000	$1,016,622
Pride International, Inc.	7.375%	7/15/2014	1,205	1,208,012
Total				7,710,338
Oil Refining & Marketing 0.29%
Tesoro Corp.	6.25%	11/1/2012	875	835,625
Tesoro Corp.	6.50%	6/1/2017	125	112,813
Total				948,438
Packaging 1.27%
Ball Corp.	6.625%	3/15/2018	950	928,625
Berry Plastics Corp.	8.875%	9/15/2014	1,000	870,000
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,419,000
Vitro SA de CV (Mexico)(a)	9.125%	2/1/2017	1,250	996,875
Total				4,214,500
Pharmaceuticals 0.46%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	575	577,875
Warner Chilcott Corp.	8.75%	2/1/2015	910	928,200
Total				1,506,075
Printing & Publishing 0.85%
Deluxe Corp.	7.375%	6/1/2015	600	528,000
Idearc Inc.	8.00%	11/15/2016	2,000	1,267,500
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	605,000
R.H. Donnelley Corp.†	8.875%	10/15/2017	700	420,000
Total				2,820,500
Railroads 0.11%
Canadian National Railway Co. (Canada)(a)	4.95%	1/15/2014	350	348,139
Restaurants 0.29%
Denny's Corp./Denny's Holdings Inc.	10.00%	10/1/2012	1,000	975,000
Software/Services 2.02%
Ceridian Corp.†	11.25%	11/15/2015	1,000	910,000
First Data Corp.†	9.875%	9/24/2015	800	697,000
Open Solutions, Inc.†	9.75%	2/1/2015	600	492,000
SERENA Software, Inc.	10.375%	3/15/2016	750	701,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services (continued)
SunGard Data Systems, Inc.	9.125%	8/15/2013	$1,200	$1,218,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	606,000
Syniverse Technologies Inc.	7.75%	8/15/2013	1,450	1,370,250
Vangent Inc.	9.625%	2/15/2015	800	700,000
Total				6,694,500
Steel Producers/Products 0.31%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	500	477,500
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	560,535
Total				1,038,035
Support: Services 2.27%
ARAMARK Corp.	8.50%	2/1/2015	1,000	985,000
Ashtead Capital Inc.†	9.00%	8/15/2016	475	420,375
Avis Budget Car Rental	7.625%	5/15/2014	2,000	1,610,000
Expedia, Inc.†	8.50%	7/1/2016	450	442,125
FTI Consulting, Inc.	7.75%	10/1/2016	400	412,000
Hertz Corp. (The)	8.875%	1/1/2014	1,750	1,610,000
Iron Mountain Inc.	7.75%	1/15/2015	800	800,000
Rental Service Corp.	9.50%	12/1/2014	500	420,000
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	800,000
Total				7,499,500
Telecommunications: Integrated/Services 3.53%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,375	2,309,687
Hughes Network Systems LLC	9.50%	4/15/2014	600	609,750
Intelsat Ltd. (Bermuda)(a)	9.25%	6/15/2016	500	506,250
MasTec, Inc.	7.625%	2/1/2017	750	641,250
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	2,000	1,970,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,007,500
Windstream Corp.	7.00%	3/15/2019	2,900	2,646,250
Total				11,690,687
Telecommunications: Wireless 0.58%
Centennial Communications Corp.	10.00%	1/1/2013	650	663,000
Hellas II (Luxembourg)†(a)	8.463%#	1/15/2015	550	420,750
IPCS Inc. PIK	6.123%#	5/1/2014	500	427,500
MetroPCS Wireless Inc.	9.25%	11/1/2014	125	120,937
Sprint Capital Corp.	6.90%	5/1/2019	325	285,706
Total				1,917,893

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Theaters & Entertainment 0.17%
AMC Entertainment, Inc.	8.00%	3/1/2014	$625	$557,813
Transportation (Excluding Air/Rail) 0.40%
Bristow Group Inc.	6.125%	6/15/2013	1,375	1,330,313
Total High Yield Corporate Bonds (cost $231,999,336)				215,757,569
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.14%
Agency
Fannie Mae (cost $514,837)			21	470,475
			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 0.48%
U.S. Treasury Notes (cost $1,583,583)	4.625%	7/31/2012	$1,500	1,581,681
Total Long-Term Investments (cost $328,010,248)				318,045,837
SHORT-TERM INVESTMENTS 2.65%
Government Sponsored Enterprises Securities 2.62%
Federal Home Loan Bank Discount Notes	2.00%	7/1/2008	8,665	8,665,000
Repurchase Agreement 0.03%
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $120,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value $120,300; proceeds; $114,899			115	114,894
Total Short-Term Investments (cost $8,779,894)				8,779,894
Total Investments in Securities 98.79% (cost $336,790,142)				326,825,731
Other Assets in Excess of Liabilities 1.21%				3,992,175
Net Assets 100.00%				$330,817,906

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2008

  PIK  Payment-in-kind.

  #  Variable rate security. The interest rate represents the rate at June 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  The notes were offered at an issue price of $395.02 per note with an interest rate of 1.4813% per year. Beginning January 16, 2009, the issuer will not pay any cash interest on the notes prior to maturity unless contingent cash interest becomes payable. Instead, on January 15, 2034, the maturity date of the notes, a holder will receive $1,000 per note.

  (c)  On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The "accreted principal price" of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $336,790,142)	$326,825,731
Receivables:
Interest and dividends	4,892,060
Capital shares sold	654,603
Investment securities sold	371,708
From advisor (See Note 3)	21,303
Prepaid expenses	230
Total assets	332,765,635
LIABILITES:
Payables:
Capital shares reacquired	776,512
Investment securities purchased	672,865
Management fee	129,711
Directors' fees	26,672
Fund administration	10,408
Accrued expenses and other liabilities	331,561
Total liabilities	1,947,729
NET ASSETS	$330,817,906
COMPOSITION OF NET ASSETS:
Paid-in capital	$333,211,721
Undistributed net investment income	8,432,198
Accumulated net realized loss on investments	(861,602)
Net unrealized depreciation on investments	(9,964,411)
Net Assets	$330,817,906
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	28,439,528
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.63

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends	$356,106
Interest and other	10,363,906
Total investment income	10,720,012
Expenses:
Management fee	799,829
Shareholder servicing	569,102
Fund administration	63,986
Reports to shareholders	25,168
Professional	22,389
Custody	5,474
Directors' fees	3,782
Other	3,680
Gross expenses	1,493,410
Expense reductions (See Note 7)	(5,033)
Expenses assumed by advisor (See Note 3)	(76,150)
Net expenses	1,412,227
Net investment income	9,307,785
Net realized and unrealized loss:
Net realized loss on investments	(625,945)
Net change in unrealized appreciation on investments	(12,322,493)
Net realized and unrealized loss	(12,948,438)
Net Decrease in Net Assets Resulting From Operations	$(3,640,653)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$9,307,785	$16,521,227
Net realized gain (loss) on investments	(625,945)	4,687,328
Net change in unrealized appreciation on investments	(12,322,493)	(4,175,566)
Net increase (decrease) in net assets resulting from operations	(3,640,653)	17,032,989
Distributions to shareholders from:
Net investment income	–	(19,067,092)
Net realized gain	–	(1,031,264)
Total distributions to shareholders	–	(20,098,356)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	45,862,823	81,323,928
Reinvestment of distributions	–	20,098,356
Cost of shares reacquired	(27,029,710)	(39,911,382)
Net increase in net assets resulting from capital share transactions	18,833,113	61,510,902
Net increase in net assets	15,192,460	58,445,535
NET ASSETS:
Beginning of period	$315,625,446	$257,179,911
End of period	$330,817,906	$315,625,446
Undistributed (distributions in excess of) net investment income	$8,432,198	$(875,587)

See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$11.77		$11.84	$11.49	$12.05	$11.90	$10.58
Investment operations:
Net investment income(a)	.34		.70	.63	.60	.64	.67
Net realized and unrealized gain (loss)	(.48)		.03	.44	(.44)	.30	1.23
Total from investment operations	(.14)		.73	1.07	.16	.94	1.90
Distributions to shareholders from:
Net investment income	–		(.76)	(.72)	(.59)	(.64)	(.48)
Net realized gain	–		(.04)	–	(.13)	(.15)	(.10)
Total distributions	–		(.80)	(.72)	(.72)	(.79)	(.58)
Net asset value, end of period	$11.63		$11.77	$11.84	$11.49	$12.05	$11.90
Total Return(b)	(1.19	)%(c)	6.19%	9.33%	1.31%	7.89%	18.01%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.44	%(c)	.90%	.91%	.90%	.90%	.90%
Expenses, including expense reductions and expenses assumed	.44	%(c)	.90%	.90%	.90%	.90%	.90%
Expenses, excluding expense reductions and expenses assumed	.46	%(c)	.95%	.96%	.94%	.98%	.99%
Net investment income	2.89	%(c)	5.67%	5.31%	5.00%	5.30%	5.78%
Supplemental Data:
Net assets, end of period (000)	$330,818		$315,625	$257,180	$212,277	$138,201	$96,185
Portfolio turnover rate	21.97	%(c)	34.04%	37.88%	47.33%	44.01%	44.40%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  When-Issued Transactions or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique

Notes to Financial Statements (unaudited)(continued)

used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) ; and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$11,734,884	$-
Level 2 – Other Significant Observable Inputs	315,090,847	-
Total	$326,825,731	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

From January 1, 2008 through April 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of .40% of average daily net assets. For the period May 1, 2008 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent

Notes to Financial Statements (unaudited)(continued)

necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .35% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $559,881 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$19,067,092
Net long-term capital gains	-	1,031,264
Total distributions paid $	-	$20,098,356

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$338,965,714
Gross unrealized gain	9,907,968
Gross unrealized loss	(22,047,951)
Net unrealized security loss	$(12,139,983)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales, and amortization.

Notes to Financial Statements (unaudited)(continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$36,603,257	$71,334,604	$34,983,575	$32,851,422

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity–based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called "lower-rated bonds" or "junk bonds") in which the Fund may invest. Some issuers, particularly of junk bonds bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

Notes to Financial Statements (unaudited)(concluded)

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in economic conditions, including deliquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with such securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	3,937,276	6,634,215
Reinvestment of distributions	-	1,710,498
Shares reacquired	(2,322,489)	(3,250,425)
Increase	1,614,787	5,094,288

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio

LASFBD-3-0608

(08/08)

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and
Income Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Growth and Income Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained

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weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the Growth and Income Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -14.80%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned -11.91% over the same period.

Q: What were the most significant factors affecting performance?

A: The biggest detractors from the Fund's performance relative to its benchmark for the six-month period ended June 30, 2008, were the financials sector (primarily owing to the Fund's overweight position), the industrials sector, and the consumer discretionary sector.

Among individual holdings that detracted from performance were financials holdings Federal National Mortgage Association (Fannie Mae) (the Fund's number-one detractor), an issuer and seller of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, and Merrill Lynch & Co., Inc., a provider of investment, financing, advisory, banking, and insurance services; and industrials holding General Electric Co., a supplier of jet engines, power plant turbines, locomotives, medical imaging equipment, and private label credit cards.

The greatest contributors to the Fund's performance relative to its benchmark were the materials, healthcare, and telecommunication services sectors.

Among individual holdings that contributed to performance were consumer staples holding Wal-Mart Stores, Inc. (the Fund's number-one contributor), an operator of discount stores and supercenters; energy holding Devon Energy Corp., an oil and gas explorer and producer; and materials holding Freeport-McMoRan Copper & Gold, Inc., a global miner and miller of copper, gold, and silver.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

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A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

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Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$852.00	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	$4.22

†  Expenses are equal to the Fund's annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	2.48%
Consumer Discretionary	8.87%
Consumer Staples	8.93%
Financial Services	27.40%
Healthcare	11.12%
Integrated Oils	3.92%
Materials & Processing	8.10%
Other	5.09%
Other Energy	8.04%
Producer Durables	2.20%
Technology	8.61%
Utilities	2.77%
Short-Term Investments	2.47%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

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Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 97.07%
Agriculture, Fishing & Ranching 1.97%
Monsanto Co.	328,723	$41,564
Air Transportation 0.43%
Delta Air Lines, Inc.*	1,585,121	9,035
Banks 11.94%
Bank of America Corp.	1,069,900	25,538
BB&T Corp.	175,700	4,001
Fifth Third Bancorp	1,038,800	10,575
JPMorgan Chase & Co.	2,228,728	76,468
M&T Bank Corp.	164,200	11,583
PNC Financial Services Group, Inc. (The)	715,500	40,855
SunTrust Banks, Inc.	259,969	9,416
Wachovia Corp.	651,800	10,122
Wells Fargo & Co.	2,691,744	63,929
Total		252,487
Beverage: Soft Drinks 2.14%
Coca-Cola Enterprises Inc.	2,616,303	45,262
Biotechnology Research & Production 1.35%
Amgen Inc.*	605,096	28,536
Chemicals 1.57%
Praxair, Inc.	351,601	33,135
Coal 0.63%
Peabody Energy Corp.	150,600	13,260
Communications Technology 1.93%
Corning Inc.	538,680	12,417
QUALCOMM Inc.	638,900	28,348
Total		40,765

Investments	Shares	Value (000)
Computer Services, Software & Systems 4.13%
Adobe Systems Inc.*	204,900	$8,071
Microsoft Corp.	1,774,700	48,822
Oracle Corp.*	1,448,800	30,425
Total		87,318
Computer Technology 1.88%
Hewlett-Packard Co.	564,785	24,969
Sun Microsystems, Inc.*	1,360,582	14,803
Total		39,772
Copper 0.96%
Freeport-McMoRan Copper & Gold Inc.	172,754	20,245
Diversified Financial Services 7.97%
Bank of New York Mellon Corp. (The)	1,923,721	72,774
Goldman Sachs Group, Inc. (The)	90,400	15,811
Merrill Lynch & Co., Inc.	2,047,915	64,939
MetLife, Inc.	80,946	4,272
Visa Inc.	131,876	10,723
Total		168,519
Drug & Grocery Store Chains 3.62%
Kroger Co. (The)	2,348,451	67,800
SUPERVALU INC.	281,037	8,681
Total		76,481
Drugs & Pharmaceuticals 6.49%
Abbott Laboratories	974,573	51,623
Eli Lilly & Co.	458,000	21,141
Teva Pharmaceutical Industries Ltd. ADR	827,967	37,921
Wyeth	550,964	26,424
Total		137,109

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Electrical Equipment & Components 1.61%
Emerson Electric Co.	687,434	$33,994
Electronics: Semi-Conductors/ Components 0.63%
Texas Instruments Inc.	473,500	13,334
Finance Companies 0.87%
Capital One Financial Corp.	484,400	18,412
Financial Data Processing Services & Systems 1.08%
Western Union Co. (The)	922,100	22,794
Financial: Miscellaneous 2.61%
Fannie Mae	2,826,946	55,154
Foods 2.87%
General Mills, Inc.	338,700	20,583
Kraft Foods, Inc. Class A	1,405,597	39,989
Total		60,572
Gold 1.48%
Barrick Gold Corp. (Canada)(a)	688,905	31,345
Health & Personal Care 0.81%
CVS Caremark Corp.	432,601	17,118
Insurance: Multi-Line 2.03%
Aon Corp.	932,995	42,862
Machinery: Construction & Handling 0.58%
Caterpillar Inc.	166,400	12,284
Machinery: Oil Well Equipment & Services 3.05%
Halliburton Co.	424,100	22,507
Schlumberger Ltd. (Netherlands Antilles)(a)	208,072	22,353
Smith International Inc.	235,290	19,562
Total		64,422

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 2.42%
Boston Scientific Corp.*	3,044,014	$37,411
Coviden Ltd. (Bermuda)(a)	287,000	13,744
Total		51,155
Metals & Minerals Miscellaneous 0.31%
Companhia Vale do Rio Doce ADR	182,400	6,534
Milling: Fruit & Grain Processing 1.77%
Archer Daniels Midland Co.	1,110,200	37,469
Multi-Sector Companies 5.07%
Eaton Corp.	517,872	44,004
General Electric Co.	2,365,086	63,124
Total		107,128
Oil: Crude Producers 3.60%
Devon Energy Corp.	202,918	24,383
EOG Resources, Inc.	227,800	29,887
XTO Energy Inc.	319,475	21,887
Total		76,157
Oil: Integrated International 3.90%
Chevron Corp.	269,400	26,706
Exxon Mobil Corp.	633,455	55,826
Total		82,532
Railroads 0.99%
Canadian National Railway Co. (Canada)(a)	256,400	12,328
Norfolk Southern Corp.	137,200	8,598
Total		20,926
Real Estate Investment Trusts 0.39%
Annaly Capital Management, Inc.	538,600	8,354

See Notes to Financial Statements.
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Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	Value (000)
Rental & Leasing Services: Consumer 1.26%
Hertz Global Holdings, Inc.*	2,769,230	$26,585
Retail 3.34%
Home Depot, Inc. (The)	513,500	12,026
Wal-Mart Stores, Inc.	1,041,592	58,538
Total		70,564
Securities Brokerage & Services 0.38%
Charles Schwab Corp. (The)	386,900	7,947
Services: Commercial 3.22%
IAC/InterActiveCorp.*	2,570,550	49,560
Waste Management, Inc.	492,024	18,554
Total		68,114
Textiles Apparel Manufacturers 1.01%
J. Crew Group, Inc.*	648,129	21,395
Tobacco 0.26%
Philip Morris International Inc.	112,700	5,566
Transportation: Miscellaneous 1.05%
United Parcel Service, Inc. Class B	360,900	22,184
Utilities: Cable TV & Radio 0.28%
Comcast Corp. Class A	309,400	5,869
Utilities: Electrical 0.83%
PG&E Corp.	231,122	9,173
Progress Energy, Inc.	202,242	8,460
Total		17,633
Utilities: Gas Pipelines 0.72%
El Paso Corp.	704,770	15,322
Utilities: Telecommunications 1.64%
AT&T Inc.	1,031,347	34,746
Total Common Stocks (cost $2,227,366,254)		2,051,959

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENTS 2.46%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $52,905,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value: $53,037,263; proceeds: $51,998,474 (cost $51,996,048)	$51,996	$51,996
Total Investments in Securities 99.53% (cost $2,279,362,302)		2,103,955
Other Assets in Excess of Liabilities 0.47%		9,954
Net Assets 100.00%		$2,113,909

ADR  American Depositary Receipt.

  *  Non income-producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $2,279,362,302)	$2,103,955,253
Receivables:
Investment securities sold	24,560,282
Capital shares sold	7,947,265
Interest and dividends	1,812,474
Prepaid expenses	532
Total assets	2,138,275,806
LIABILITIES:
Payables:
Investment securities purchased	21,186,642
Management fee	832,229
Capital shares reacquired	811,088
Directors' fees	171,381
Fund administration	70,275
Accrued expenses and other liabilities	1,295,456
Total liabilities	24,367,071
NET ASSETS	$2,113,908,735
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,300,320,071
Undistributed net investment income	14,886,921
Accumulated net realized loss on investments	(25,891,278)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(175,406,979)
Net Assets	$2,113,908,735
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	88,879,475
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$23.78

See Notes to Financial Statements.
9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $70,288)	$23,670,212
Interest	839,576
Total investment income	24,509,788
Expenses:
Management fee	5,299,238
Shareholder servicing	3,511,639
Fund administration	448,943
Reports to shareholders	107,440
Directors' fees	30,149
Professional	27,134
Custody	25,313
Other	27,568
Gross expenses	9,477,424
Expense reductions (See Note 8)	(18,573)
Net expenses	9,458,851
Net investment income	15,050,937
Net realized and unrealized loss
Net realized loss on investments	(29,630,573)
Net change in unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	(343,334,454)
Net realized and unrealized loss:	(372,965,027)
Net Decrease in Net Assets Resulting From Operations	$(357,914,090)

See Notes to Financial Statements.
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Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$15,050,937	$29,272,028
Net realized gain (loss) on investments	(29,630,573)	148,135,991
Net realized gain on redemption in-kind (See Note 6)	–	33,328,090
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(343,334,454)	(138,295,014)
Net increase (decrease) in net assets resulting from operations	(357,914,090)	72,441,095
Distributions to shareholders from:
Net investment income	–	(29,762,293)
Net realized gain	–	(164,122,518)
Total distributions to shareholders	–	(193,884,811)
Capital share transactions (See Note 11):
Proceeds from sales of shares	177,760,311	619,414,527
Reinvestment of distributions	–	193,884,811
Cost of shares reacquired	(113,599,055)	(170,057,746)
Cost of redemptions in-kind (See Note 6)	–	(267,516,086)
Net increase in net assets resulting from capital share transactions	64,161,256	375,725,506
Net increase (decrease) in net assets	(293,752,834)	254,281,790
NET ASSETS:
Beginning of period	$2,407,661,569	$2,153,379,779
End of period	$2,113,908,735	$2,407,661,569
Undistributed (distributions in excess of) net investment income	$14,886,921	$(164,016)

See Notes to Financial Statements.
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Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007		2006		2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$27.91		$29.34		$26.16		$27.18	$24.52	$18.83
Investment operations:
Net investment income(a)	.17		.39		.39		.29	.27	.20
Net realized and unrealized gain (loss)	(4.30)		.64		4.12		.60	2.83	5.64
Total from investment operations	(4.13)		1.03		4.51		.89	3.10	5.84
Distributions to shareholders from:
Net investment income	–		(.38)		(.36)		(.27)	(.22)	(.15)
Net realized gain	–		(2.08)		(.97)		(1.64)	(.22)	–
Total distributions	–		(2.46)		(1.33)		(1.91)	(.44)	(.15)
Net asset value, end of period	$23.78		$27.91		$29.34		$26.16	$27.18	$24.52
Total Return(b)	(14.80	)%(d)	3.44%		17.27%		3.25%	12.65%	31.01%
Ratios to Average Net Assets:
Expenses, including expense reductions	.42	%(d)	.88%		.87%		.91%	.89%	.85%
Expenses, excluding expense reductions	.42	%(d)	.88%		.87%		.91%	.89%	.85%
Net investment income	.67	%(d)	1.27%		1.38%		1.11%	1.05%	.93%
Supplemental Data:
Net assets, end of period (000)	$2,113,909		$2,407,662		$2,153,380		$1,592,826	$1,176,597	$644,983
Portfolio turnover rate	53.06	%(d)	91.72	%(c)	51.65	%(c)	46.71%	27.91%	31.16%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Includes portfolio securities delivered as a result of redemptions in-kind transactions.

(d) Not annualized.

See Notes to Financial Statements.
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Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth and Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

14

Notes to Financial Statements (unaudited)(continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,051,959,205	$-
Level 2 – Other Significant Observable Inputs	51,996,048	-
Total	$2,103,955,253	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .47% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $3,455,070 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

15

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$40,887,623
Net long-term capital gains	-	152,997,188
Total distributions paid	$-	$193,884,811

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$2,282,733,078
Gross unrealized gain	164,310,926
Gross unrealized loss	(343,088,751)
Net unrealized security loss	$(178,777,825)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$1,277,755,170	$1,162,362,646

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2008.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares ("redemptions in-kind"). For financial reporting

16

Notes to Financial Statements (unaudited)(continued)

purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the fiscal year ended December 31, 2007, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net gain of $33,328,090. There were no redemptions in-kind during the six months ended June 30, 2008.

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

17

Notes to Financial Statements (unaudited)(concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	7,005,156	20,455,780
Reinvestment of distributions	-	6,892,457
Shares reacquired	(4,392,473)	(5,630,301)
Redemptions in-kind	-	(8,850,965)
Increase	2,612,683	12,866,971

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

19

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

LASFGI-3-0608
(08/08)

2008

LORD ABBETT SEMIANNUAL

REPORT

Lord Abbett

Series Fund—
Growth Opportunities Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Growth Opportunities Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained

1

weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the Growth Opportunities Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -9.12%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,5 which returned -6.81% in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period ended June 30, 2008, were the technology sector, the consumer discretionary sector, and (owing to a slightly underweight position) the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among individual holdings that detracted from performance were financial services holding Intercontinental Exchange Inc. (the Fund's number-one detractor), an operator of global commodity and financial products marketplaces; technology holding NetSuite Inc., a provider of relationship management software solutions; and healthcare holding, Hologic, Inc., a manufacturer of x-ray systems.

The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the healthcare, auto and transportation, and consumer staples sectors.

Among individual holdings that contributed to performance were other energy holdings Southwestern Energy Co. (the Fund's number-one contributor), an integrated energy company primarily focused on natural gas, and Weatherford International Ltd., a provider of equipment and services used for the drilling, completion, and production of oil and natural gas wells; and healthcare holding Millennium Pharmaceuticals, Inc., a Massachusetts-based biopharmaceutical company and marketer of VELCADE, a novel cancer product (Millennium was recently acquired by Takeda Pharmaceutical Co. Ltd., based in Osaka, Japan).

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

5  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000® Growth Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During the period covered in this report, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$908.80	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.83	$6.02

†  Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	2.54%
Consumer Discretionary	14.00%
Consumer Staples	3.57%
Financial Services	6.83%
Healthcare	19.24%
Integrated Oils	0.76%
Materials & Processing	8.02%
Other	1.75%
Other Energy	12.48%
Producer Durables	9.43%
Technology	12.70%
Utilities	3.70%
Short-Term Investment	4.98%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.15%
Aerospace 1.78%
Alliant Techsystems Inc.*	18,900	$1,922
Banks 2.02%
Northern Trust Corp.	31,700	2,174
Biotechnology Research & Production 7.22%
Alexion Pharmaceuticals, Inc.*	20,100	1,457
Celgene Corp.*	25,740	1,644
Cephalon, Inc.*	8,400	560
Charles River Laboratories International, Inc.*	14,200	908
Genzyme Corp.*	17,100	1,232
ImClone Systems Inc.*	31,700	1,283
Myriad Genetics, Inc.*	4,400	200
OSI Pharmaceuticals, Inc.*	12,300	508
Total		7,792
Casinos & Gambling 0.21%
WMS Industries, Inc.*	7,550	225
Chemicals 4.02%
Airgas, Inc.	39,800	2,324
Albemarle Corp.	32,500	1,297
CF Industries Holdings, Inc.	4,700	718
Total		4,339
Commercial Information Services 1.39%
IHS Inc. Class A*	21,500	1,496
Communications Technology 2.33%
L-3 Communications Holdings Inc.	12,900	1,172
McAfee, Inc.*	39,300	1,337
Total		2,509

Investments	Shares	Value (000)
Computer Services, Software & Systems 2.93%
Akamai Technologies, Inc.*	18,800	$654
BMC Software, Inc.*	31,300	1,127
Equinix, Inc.*	9,400	839
F5 Networks, Inc.*	19,000	540
Total		3,160
Computer Technology 0.57%
NVIDIA Corp.*	32,700	612
Consumer Electronics 1.85%
Activision, Inc.*	44,100	1,502
Electronic Arts Inc.*	11,100	493
Total		1,995
Consumer Products 1.05%
Alberto-Culver Co.	42,900	1,127
Cosmetics 0.84%
Avon Products, Inc.	25,300	911
Diversified Manufacturing 1.27%
Hexcel Corp.*	70,800	1,366
Drug & Grocery Store Chains 0.92%
Kroger Co. (The)	34,400	993
Drugs & Pharmaceuticals 3.02%
BioMarin Pharmaceutical Inc.*	40,978	1,187
Elan Corp. plc ADR*	31,000	1,102
United Therapeutics Corp.*	9,900	968
Total		3,257
Education Services 1.93%
Capella Education Co.*	9,400	561
DeVry Inc.	16,000	858
New Oriental Education & Technology Group Inc. ADR*	11,400	666
Total		2,085

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Electrical Equipment & Components 2.11%
AMETEK, Inc.	48,200	$2,276
Electronics 1.58%
Amphenol Corp. Class A	38,000	1,705
Electronics: Medical Systems 1.92%
Hologic, Inc.*	23,300	508
Illumina, Inc.*	18,000	1,568
Total		2,076
Electronics: Semi-Conductors/ Components 5.45%
Broadcom Corp. Class A*	35,600	972
Linear Technology Corp.	36,800	1,198
Marvell Technology Group Ltd.*(a)	65,600	1,159
Microchip Technology, Inc.	9,000	275
PMC – Sierra, Inc.*	48,100	368
Silicon Laboratories Inc.*	37,700	1,361
Varian Semiconductor Equipment Associates, Inc.*	15,700	547
Total		5,880
Engineering & Contracting Services 2.09%
Jacobs Engineering Group Inc.*	18,100	1,461
Nalco Holding Co.	37,300	789
Total		2,250
Financial Data Processing Services & Systems 1.02%
Fiserv, Inc.*	24,300	1,102
Foods 0.99%
Flowers Foods, Inc.	37,500	1,063
Healthcare Facilities 0.83%
ICON plc ADR*	11,800	891

Investments	Shares	Value (000)
Healthcare Management Services 1.18%
Community Health Systems, Inc.*	14,600	$481
Phase Forward Inc.*	43,900	789
Total		1,270
Identification Control & Filter Devices 1.72%
Roper Industries, Inc.	28,200	1,858
Investment Management Companies 3.39%
T. Rowe Price Group, Inc.	33,700	1,903
Waddell & Reed Financial, Inc. Class A	50,200	1,758
Total		3,661
Jewelry, Watches & Gemstones 0.46%
Tiffany & Co.	12,200	497
Machinery: Agricultural 0.71%
AGCO Corp.*	14,600	765
Machinery: Oil Well Equipment & Services 2.83%
Cameron International Corp.*	38,400	2,125
Weatherford International Ltd. (Bermuda)(a)*	18,700	927
Total		3,052
Medical & Dental Instruments & Supplies 4.39%
Beckman Coulter, Inc.	11,100	750
DENTSPLY International Inc.	37,600	1,384
NuVasive, Inc.*	38,500	1,719
St. Jude Medical, Inc.*	21,600	883
Total		4,736
Medical Services 0.91%
Covance Inc.*	11,400	981
Metal Fabricating 0.74%
Precision Castparts Corp.	8,300	800

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Multi-Sector Companies 1.77%
Eaton Corp.	16,300	$1,385
Textron, Inc.	11,000	527
Total		1,912
Offshore Drilling 4.03%
Atwood Oceanics, Inc.*	17,700	2,201
Diamond Offshore Drilling, Inc.	15,400	2,143
Total		4,344
Oil: Crude Producers 5.77%
Noble Energy, Inc.	22,100	2,222
Quicksilver Resources Inc.*	19,100	738
Range Resources Corp.	19,300	1,265
Southwestern Energy Co.*	41,900	1,995
Total		6,220
Oil: Integrated Domestic 0.77%
Murphy Oil Corp.	8,500	833
Radio & TV Broadcasters 1.33%
Central European Media Enterprises Ltd. Class A (Bermuda)(a)*	9,100	824
Rogers Communications Inc. Class B (Canada)(a)	15,900	615
Total		1,439
Restaurants 1.57%
Panera Bread Co. Class A*	17,300	800
Yum! Brands, Inc.	25,500	895
Total		1,695
Retail 2.34%
Kohl's Corp.*	9,300	372
TJX Companies, Inc. (The)	31,100	979
Urban Outfitters, Inc.*	37,700	1,176
Total		2,527

Investments	Shares	Value (000)
Securities Brokerage & Services 0.48%
IntercontinentalExchange, Inc.*	4,500	$513
Services: Commercial 0.65%
FTI Consulting, Inc.*	10,300	705
Soaps & Household Chemicals 1.70%
Church & Dwight Co., Inc.	32,600	1,837
Telecommunications Equipment 3.22%
American Tower Corp. Class A*	39,300	1,660
Crown Castle International Corp.*	46,800	1,813
Total		3,473
Toys 0.26%
Marvel Entertainment, Inc.*	8,700	280
Transportation: Miscellaneous 2.57%
C.H. Robinson Worldwide, Inc.	27,500	1,508
Expeditors International of Washington, Inc.	29,400	1,264
Total		2,772
Utilities: Electrical 2.67%
Allegheny Energy, Inc.	16,900	847
Constellation Energy Group, Inc.	7,400	608
ITC Holdings Corp.	27,800	1,421
Total		2,876
Utilities: Gas Distributors 1.08%
Sempra Energy	20,700	1,169
Wholesalers 0.27%
LKQ Corp.*	16,400	296
Total Common Stocks (cost $96,565,565)		103,717

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.03%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $5,520,000 of Federal National Mortgage Assoc. at 3.375% due 12/15/08; value: $5,540,700; proceeds: $5,429,475 (cost $5,429,222)	$5,429	$5,429
Total Investments in Securities 101.18% (cost $101,994,787)		109,146
Liabilties in Excess of Other Assets (1.18%)		(1,275)
Net Assets 100.00%		$107,871

ADR  American Depositary Receipt.

  *  Non income-producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $101,994,787)	$109,145,623
Receivables:
Investment securities sold	1,051,788
Interest and dividends	47,004
Capital shares sold	37,882
From advisor (See Note 3)	13,899
Total assets	110,296,196
LIABILITIES:
Payables:
Investment securities purchased	1,806,199
Capital shares reacquired	390,563
Management fee	72,743
Directors' fees	7,102
Fund administration	3,638
Accrued expenses and other liabilities	145,115
Total liabilities	2,425,360
NET ASSETS	$107,870,836
COMPOSITION OF NET ASSETS:
Paid-in capital	$97,958,437
Accumulated net investment loss	(281,501)
Accumulated net realized gain on investments and foreign currency related transactions	3,043,130
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,150,770
Net Assets	$107,870,836
Net assets by class:
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,263,895
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):	$14.85

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $1,678)	$314,288
Interest	81,182
Total investment income	395,470
Expenses:
Management fee	450,884
Shareholder servicing	202,911
Reports to shareholders	56,406
Fund administration	22,544
Professional	17,914
Custody	6,387
Directors' fees	1,437
Other	1,534
Gross expenses	760,017
Expense reductions (See note 7)	(979)
Expenses assumed by advisor (See Note 3)	(82,712)
Net expenses	676,326
Net investment loss	(280,856)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	1,619,524
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,578,398)
Net realized and unrealized loss	(10,958,874)
Net Decrease in Net Assets Resulting From Operations	$(11,239,730)

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment loss	$(280,856)	$(646,362)
Net realized gain on investments and foreign currency related transactions	1,619,524	12,019,131
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(12,578,398)	11,227,364
Net increase (decrease) in net assets resulting from operations	(11,239,730)	22,597,133
Distributions to shareholders from:
Net realized gain	–	(10,413,214)
Capital share transactions (See Note 10):
Proceeds from sales of shares	7,727,054	23,163,498
Reinvestment of distributions	–	10,413,209
Cost of shares reacquired	(15,034,834)	(18,230,101)
Net increase (decrease) in net assets resulting from capital share transactions	(7,307,780)	15,346,606
Net increase (decrease) in net assets	(18,547,510)	27,530,525
NET ASSETS:
Beginning of period	$126,418,346	$98,887,821
End of period	$107,870,836	$126,418,346
Accumulated net investment loss	$(281,501)	$(645)

See Notes to Financial Statements.
12

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31				4/30/2003(c) to
	(unaudited)		2007	2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$16.34		$14.67	$13.73	$13.30	$11.96	$10.00
Investment operations:
Net investment loss(a)	(.04)		(.09)	(.04)	(.06)	(.07)	(.07)
Net realized and unrealized gain (loss)	(1.45)		3.22	1.12	.68	1.41	2.03
Total from investment operations	(1.49)		3.13	1.08	.62	1.34	1.96
Distributions to shareholders from:
Net realized gain	–		(1.46)	(.14)	(.19)	– (e)	–
Net asset value, end of period	$14.85		$16.34	$14.67	$13.73	$13.30	$11.96
Total Return(b)	(9.12	)%(d)	21.28%	7.89%	4.62%	11.23%	19.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.60	%(d)	1.20%	1.20%	1.20%	1.20%	.87	%(d)
Expenses, including expense reductions and expenses assumed	.60	%(d)	1.20%	1.20%	1.20%	1.20%	.87	%(d)
Expenses, excluding expense reductions and expenses assumed	.67	%(d)	1.31%	1.36%	1.42%	1.86%	9.92	%(d)
Net investment income	(.25	)%(d)	.55%	(.25)%	(.49)%	(.58)%	(.60	)%(d)
Supplemental Data:
Net assets, end of period (000)	$107,871		$126,418	$98,888	$52,890	$23,709	$2,470
Portfolio turnover rate	67.71	%(d)	118.74%	153.71%	108.55%	78.80%	40.46	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.
13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Exchange LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax

14

Notes to Financial Statements (unaudited)(continued)

positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(h)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

15

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$103,716,401	$-
Level 2 – Other Significant Observable Inputs	5,429,222	-
Total	$109,145,623	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .80% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $197,262 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

16

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$4,844,212
Net long-term capital gains	-	5,569,002
Total distributions paid	$-	$10,413,214

As of June 30, 2008 the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$102,052,485
Gross unrealized gain	10,854,255
Gross unrealized loss	(3,761,117)
Net unrealized security gain	$7,093,138

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$73,347,097	$81,697,525

There were no purchases or sales of U.S. Government securities for the six month ended June 30, 2008.

17

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	534,390	1,453,268
Reinvestment of distributions	–	632,637
Shares reacquired	(1,006,634)	(1,089,781)
Increase (decrease)	(472,244)	966,124

18

Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

20

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth Opportunities Portfolio

LASFGO-3-0608

(08/08)

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — International Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – International Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: International equity markets declined in the six-month period ended June 30, 2008. The MSCI EAFE® Index with Gross Dividends1 (primarily a large company index) declined 10.58%. The MSCI World ex-U.S. Index with Net Dividends2 fell 9.76%, a milder drop than the U.S. equity markets, as measured by the S&P 500® Index,3 which declined 11.91%. Emerging markets, as measured by the MSCI Emerging Markets Index,4 fell 11.76%, with the biggest declines occurring in India, Turkey, the Philippines, and China. Against that backdrop, oil prices jumped 50.7%, to $140 a barrel, from $92.92, while gold rose 11.0%, to $925.40 an ounce, from $833.92 at the end of December 2007. In terms of country performance, the hardest hit markets in the MSCI EAFE Index were New Zealand, Greece, and Portugal, down 26.94%, 26.74%, and 25.37%, respectively. Canada and Norway were the only countries to

1

show gains. As for sector performance, the biggest laggards in the MSCI EAFE Index included financials, consumer discretionary, and telecommunication services. The telecommunication services sector was de-rated by a number of analysts during the period. On the positive side, materials and energy were the only sectors to finish in positive territory.

Q: How did the International Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -16.71%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,5 which returned -9.98% in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period ended June 30, 2008, were the financials, materials, and energy sectors.

Among individual holdings that detracted from performance were consumer discretionary holdings RexCapital Financial Holdings Ltd., a provider of lottery services in China, and Punch Taverns plc, an operator of pubs in the United Kingdom; and materials holding Lee & Man Paper Manufacturing Ltd., a Hong Kong-based investment holding company focused on the manufacturing and sales of paper and pulp.

The greatest contributors to the Fund's performance relative to its benchmark were the information technology sector, the utilities sector (owing to an overweight position), and the consumer discretionary sector.

Among individual holdings that contributed to performance were industrials holding Prosegur Seguridad, a Spanish-based provider of security solutions; materials holding K+S AG, a German-based supplier of household, industrial, and commercial salt products and fertilizers; and consumer discretionary holding Desarrolladora Homex S.A. de C.V., a Mexican-based vertically integrated homebuilder.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

A prospectus contains important information about a fund, including its investment objectives, risks, charges and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

2  The MSCI World ex-U.S. Index with Net Dividends is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI World ex-U.S. Index Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

5  The S&P/Citigroup Global Equity Index System and the names of each of the indexes and subindexes that it comprises (each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI). The World ex-U.S. composite includes all developed countries except the United States.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC*
Actual	$1,000.00	$832.90	$5.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.38	$5.52

†  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

*  The annualized expenses of the Fund have been restated to 1.00%. Had these restated expenses been in place throughout the most recent one-half year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.56	$5.02

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Basic Materials	11.01%
Consumer Cyclicals	11.45%
Consumer Non-Cyclicals	7.03%
Diversified Financials	4.35%
Energy	10.69%
Healthcare	4.07%
Industrial Goods & Services	23.33%
Non-Property Financials	2.77%
Property and Property Services	2.26%
Technology	10.62%
Telecommunications	1.03%
Transportation	1.94%
Utilities	6.54%
Short-Term Investment	2.91%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.06%
COMMON STOCKS 92.16%
Australia 5.73%
Diversified Industrial Goods & Services 1.52%
Boart Longyear Group	202,097	$432
Mining & Metals 3.36%
Centennial Coal Co. Ltd.	55,164	296
Lihir Gold Ltd.*	117,228	370
Oxiana Ltd.*	113,632	284
		950
Utilities & Infrastructure 0.85%
DUET Group	97,096	240
Total Australia		1,622
Brazil 1.54%
Diversified Consumer Non-Cyclicals 1.31%
Souza Cruz SA	13,000	370
Retail 0.23%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	17,995	64
Total Brazil		435
Canada 3.13%
Chemicals 0.27%
Phoscan Chemical Corp.*	39,856	77
Mining & Metals 1.05%
Equinox Minerals Ltd.*	68,400	298
High River Gold Mines Ltd.*	57	—	(a)
		298
Oil & Gas 1.81%
Addax Petroleum Corp.	10,577	511
Total Canada		886

Investments	Shares	U.S. $ Value (000)
China 1.04%
Diversified Consumer Non-Cyclicals 0.27%
Celestial NutriFoods Ltd.	129,705	$76
Property Services 0.77%
Sino-Ocean Land Holdings Ltd.	386,000	218
Total China		294
Egypt 2.43%
Autos & Auto Parts 1.38%
Ghabbour Auto*	44,064	391
Hotels 1.05%
Orascom Hotels & Development*	25,483	297
Total Egypt		688
France 5.36%
Communications Equipment 1.65%
Gemalto NV*	12,857	468
Engineering & Capital Goods 1.89%
Neopost SA	5,068	536
Oil & Gas 1.82%
CGG Veritas*	10,851	514
Total France		1,518
Germany 12.31%
Aerospace & Defense 1.80%
Rheinmetall AG	7,045	509
Chemicals 3.20%
K+S AG	580	334
Symrise GmbH & Co. AG	20,149	438
Wacker Chemie AG	637	133
		905

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Diversified Industrial Goods & Services 1.00%
Hamburger Hafen und Logistik AG*	3,641	$283
Diversified Technology 0.82%
Manz Automation AG*	765	198
Qimonda AG ADR*	14,900	36
		234
Electrical Equipment 0.98%
Tognum AG*	10,244	276
Engineering & Capital Goods 0.50%
KUKA AG	4,369	142
General Manufacturing & Services 1.57%
Gerresheimer AG*	8,704	444
Healthcare Products & Supplies 2.44%
Fresenius Medical Care AG & Co. ADR	12,600	692
Total Germany		3,485
Greece 4.49%
Consumer Durables 0.65%
Jumbo SA	6,571	185
Internet Companies 2.12%
Intralot SA	34,956	600
Leisure & Recreation 0.95%
OPAP SA	7,694	269
Non-Property Financials 0.77%
Piraeus Bank SA	8,005	217
Total Greece		1,271
Hong Kong 6.23%
Consumer Durables 0.22%
Playmates Holdings Ltd.	123,400	63

Investments	Shares	U.S. $ Value (000)
Diversified Technology 0.64%
China Security & Surveillance Technology Inc.*	13,432	$181
Food & Drink 0.56%
FU JI Food & Catering Services Holdings Ltd.	103,000	160
General Manufacturing & Services 1.01%
China Infrastructure Machinery Holdings Ltd.	307,000	286
Leisure & Recreation 2.99%
Dore Holdings Ltd.	1,920,819	108
Galaxy Entertainment Group Ltd.*	207,000	134
Rexcapital Financial Holdings Ltd.*	6,025,000	603
		845
Paper & Forest Products 0.81%
Lee & Man Paper Manufacturing Ltd.	153,200	228
Total Hong Kong		1,763
Ireland 1.22%
Consumer Durables 0.09%
Waterford Wedgwood plc Unit*	1,988,597	25
Oil & Gas 1.13%
Dragon Oil plc*	35,254	321
Total Ireland		346
Italy 7.30%
Diversified Financials 1.35%
Azimut Holding SpA	43,432	383
Food & Drink 2.37%
Davide Campari-Milano SpA	80,142	670

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	U.S. $ Value (000)
Italy (continued)
Utilities & Infrastructure 3.58%
Hera SpA	161,075	$658
Terna-Rete Elettrica Nazionale SpA	84,145	356
		1,014
Total Italy		2,067
Japan 13.75%
Chemicals 0.70%
ZEON Corp.	49,000	197
Computer Software 1.26%
Capcom Co., Ltd.	12,200	356
Diversified Financials 0.74%
Nippon Residential Investment Corp. REIT	70	210
Diversified Industrial Goods & Services 1.83%
Nabtesco Corp.	33,912	519
Diversified Technology 0.83%
SUMCO Corp.	10,600	235
Electronics 2.21%
Elpida Memory, Inc.*	13,900	445
IBIDEN Co., Ltd.	5,000	182
		627
General Manufacturing & Services 1.06%
FP Corp.	11,300	300
Non-Property Financials 1.25%
Kabu.com Securities Co., Ltd.	295	353
Property Services 1.42%
Nippon Commercial Investment REIT	142	401

Investments	Shares	U.S. $ Value (000)
Retail 1.45%
Nitori Co., Ltd.	8,000	$411
Telecommunications Services 1.00%
Okinawa Cellular Telephone Co.	172	283
Total Japan		3,892
Mexico 1.16%
Diversified Financials 1.16%
Desarrolladora Homex, SA de CV ADR*	5,600	328
Netherlands 0.68%
Electrical Equipment 0.68%
Draka Holding NV	7,202	193
Norway 3.75%
Chemicals 0.36%
Yara International ASA	1,150	102
Diversified Energy 0.24%
Electromagnetic Geoservices ASA*	9,020	68
Diversified Transportation 1.11%
Songa Offshore ASA*	19,486	315
Oil & Gas 2.04%
DNO International ASA*	67,000	140
Petroleum Geo-Services ASA*	17,800	437
		577
Total Norway		1,062
Russia 0.04%
Food & Drink 0.04%
Magnit GDR†(b)*	900	10

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	U.S. $ Value (000)
Spain 6.24%
Electrical Equipment 1.58%
Gamesa Corporacion Tecnologica, SA	9,119	$448
General Manufacturing & Services 2.58%
Prosegur Compania de Seguridad, SA	16,798	730
Oil & Gas 2.08%
Enagas, SA	20,768	589
Total Spain		1,767
Sweden 2.83%
Consumer Non-Durables 1.13%
Oriflame Cosmetics SA	5,000	322
Diversified Consumer Cyclicals 0.47%
KappAhl Holding AB*	19,426	132
Healthcare Products & Supplies 1.23%
Getinge AB Class B	14,200	348
Total Sweden		802
Switzerland 0.93%
Chemicals 0.93%
Syngenta AG	810	263
Taiwan 0.75%
Computer Hardware 0.54%
Acer Inc.	76,905	151
Diversified Technology 0.21%
Powerchip Semiconductor Corp.	210,000	60
Total Taiwan		211
Thailand 0.47%
Banks & Financial Services 0.47%
Bangkok Bank Public Co., Ltd.	37,233	134

Investments	Shares	U.S. $ Value (000)
Turkey 0.20%
Banks 0.20%
Turkiye Is Bankasi AS GDR	17,140	$56
United Kingdom 10.58%
Aerospace & Defense 0.55%
Cobham plc	39,820	157
Air Transportation 0.77%
easyJet plc*	40,324	217
Consumer Non-Durables 0.72%
Premier Foods plc	107,527	204
Diversified Financials 0.96%
BlueBay Asset Management plc	60,960	273
Engineering & Construction 1.36%
Babcock International Group plc	31,541	386
Food & Drink 1.72%
Britvic plc	31,627	182
New Britain Palm Oil Ltd.	27,807	303
		485
General Manufacturing & Services 2.68%
Intertek Group plc	38,546	758
Healthcare Facilities 0.27%
Southern Cross Healthcare Ltd.	29,745	77
Leisure & Recreation 0.30%
Punch Taverns plc	13,768	86
Oil & Gas 1.25%
Ceres Power Holdings plc*	26,573	102
Max Petroleum plc*	233,193	251
		353
Total United Kingdom		2,996
Total Common Stocks (cost $29,042,794)		26,088

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 1.90%
Brazil 1.90%
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista (cost $454,538)	16,333	$538
Total Long-Term Investments (cost $29,497,332)		26,626

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.82%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $815,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value 817,037; proceeds: 796,985 (cost $796,948)	$797	$797
Total Investments in Securities 96.88% (cost $30,294,280)		27,423
Foreign Cash and Other Assets in Excess of Liabilities 3.12%		884
Net Assets 100.00%		$28,307

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  Unit  More than one class of securities traded together.

  *  Non income-producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Value is less than $1,000.

  (b)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $30,294,280)	$27,423,054
Foreign cash, at value (cost $935,437)	1,005,119
Receivables:
Investment securities sold	348,483
Capital shares sold	41,849
Interest and dividends	33,651
From advisor (See Note 3)	10,584
Prepaid expenses	3
Total assets	28,862,743
LIABILITIES:
Payables:
Investment securities purchased	380,820
Capital shares reacquired	70,805
Management fee	17,249
Directors' fees	2,612
Fund administration	923
Accrued expenses and other liabilities	83,605
Total liabilities	556,014
NET ASSETS	$28,306,729
COMPOSITION OF NET ASSETS:
Paid-in capital	$32,210,582
Undistributed net investment income	110,410
Accumulated net realized loss on investments and foreign currency related transactions	(1,213,156)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,801,107)
Net Assets	$28,306,729
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,139,636
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.02

See Notes to Financial Statements.
11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $33,007)	$373,324
Interest	4,993
Total investment income	378,317
Expenses:
Management fee	110,677
Shareholder servicing	32,600
Custody	27,497
Professional	20,153
Reports to shareholders	8,811
Fund administration	5,903
Directors' fees	383
Other	470
Gross expenses	206,494
Expense reductions (See Note 7)	(251)
Expenses assumed by advisor (See Note 3)	(44,069)
Net expenses	162,174
Net investment income	216,143
Net realized and unrealized loss:
Net realized loss on investments and foreign currency related transactions	(1,979,749)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,890,824)
Net realized and unrealized loss	(5,870,573)
Net Decrease in Net Assets Resulting From Operations	$(5,654,430)

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$216,143	$222,283
Net realized gain (loss) on investments and foreign currency related transactions	(1,979,749)	4,256,326
Net change in unrealized appreciation on investments and translation of assets and liablities denominated in foreign currencies	(3,890,824)	(3,258,122)
Net increase (decrease) in net assets resulting from operations	(5,654,430)	1,220,487
Distributions to shareholders from:
Net investment income	–	(303,629)
Net realized gain	–	(4,062,431)
Total distributions to shareholders	–	(4,366,060)
Capital share transactions (See Note 10):
Proceeds from sales of shares	4,690,569	15,689,951
Reinvestment of distributions	–	4,366,061
Cost of shares reacquired	(4,692,128)	(11,040,780)
Net increase (decrease) in net assets resulting from capital share transactions	(1,559)	9,015,232
Net increase (decrease) in net assets	(5,655,989)	5,869,659
NET ASSETS:
Beginning of period	$33,962,718	$28,093,059
End of period	$28,306,729	$33,962,718
Undistributed (distributions in excess of) net investment income	$110,410	$(105,733)

See Notes to Financial Statements.
13

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$11.89	$10.43	$8.56	$7.10	$5.10
Investment operations:
Net investment income(a)	.07		.08	.10	.01	.01	.11
Net realized and unrealized gain (loss)	(1.88)		.44	2.91	2.26	1.46	1.99
Total from investment operations	(1.81)		.52	3.01	2.27	1.47	2.10
Distributions to shareholders from:
Net investment income	–		(.11)	(.05)	–	(.01)	(.10)
Net realized gain	–		(1.47)	(1.50)	(.40)	–	–
Total distributions	–		(1.58)	(1.55)	(.40)	(.01)	(.10)
Net asset value, end of period	$9.02		$10.83	$11.89	$10.43	$8.56	$7.10
Total Return(b)	(16.71	)%(c)	4.73%	29.08%	26.63%	20.71%	41.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.55	%(c)	1.15%	1.15%	1.40%	1.34%	1.40%
Expenses, including expense reductions and excluding expenses assumed	.55	%(c)	1.15%	1.15%	1.40%	1.34%	1.40%
Expenses, excluding expense reductions and expenses assumed	.70	%(c)	1.36%	1.65%	2.41%	3.45%	3.42%
Net investment income	.73	%(c)	.67%	.87%	.14%	.12%	1.86%
Supplemental Data:
Net assets, end of period (000)	$28,307		$33,963	$28,093	$12,571	$6,873	$3,580
Portfolio turnover rate	52.21	%(c)	106.30%	98.50%	70.54%	68.22%	61.83%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
14

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

15

Notes to Financial Statements (unaudited)(continued)

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the

16

Notes to Financial Statements (unaudited)(continued)

investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) ; and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$26,626,106	$-
Level 2 – Other Significant
Observable Inputs	796,948	-
Total	$27,423,054	$-

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

17

Notes to Financial Statements (unaudited)(continued)

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

From January 1, 2008 through April 30, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. For the period May 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .25% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $29,514 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$1,775,512
Net long-term capital gains	-	2,590,548
Total distributions paid	$-	$4,366,060

18

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$30,391,550
Gross unrealized gain	1,493,507
Gross unrealized loss	(4,462,003)
Net unrealized security loss	$(2,968,496)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$15,065,830	$15,954,172

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2008.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in

19

Notes to Financial Statements (unaudited)(concluded)

the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	488,770	1,242,621
Reinvestment of distributions	-	415,025
Shares reacquired	(486,100)	(882,838)
Increase	2,670	774,808

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

21

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Portfolio

LASFI-3-06/08

(08/08)

2008

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Large Cap Core Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — Large Cap Core Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Large Cap Core Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained

1

weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the Large Cap Core Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -10.40%, reflecting performance at the net asset value (NAV) of Class VC shares, compared to its benchmarks, the Russell 1000 Index and the S&P 500 Index, which returned -11.20% and -11.91%, respectively, in the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark the Russell 1000 Index for the six-month period ended June 30, 2008, were the healthcare sector, the materials and processing sector, and the financial services sector (owing primarily to an underweight position).

Among individual holdings that contributed to performance were materials and processing holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; consumer discretionary holding Activision, Inc., a publisher of interactive entertainment software; and healthcare holding Celgene Corp., a global biopharmaceutical company.

The greatest detractors from the Fund's performance relative to its benchmark were the other energy sector (owing to an underweight position) (this sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners), the producer durables sector, and the integrated oils sector.

Among individual holdings that detracted from performance were other (diversified) holding General Electric Co. (the Fund's number-one detractor), a provider of jet engines, power plant turbines, locomotives, medical imaging equipment, and private label credit cards; producer durables holding Nokia Corp., a telecommunications company that designs and produces mobile phones; and healthcare holding Merck & Co., Inc., a global pharmaceutical company.

2

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1,000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During the period covered by this report, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$896.00	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52

†  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	0.61%
Consumer Discretionary	9.83%
Consumer Staples	12.34%
Financial Services	12.82%
Healthcare	16.32%
Integrated Oils	6.54%
Materials & Processing	7.09%
Other	1.83%
Other Energy	3.58%
Producer Durables	5.90%
Technology	12.46%
Utilities	7.62%
Short-Term Investment	3.06%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 96.94%
Aerospace 3.64%
Boeing Co. (The)	1,415	$93
Lockheed Martin Corp.	2,215	218
Raytheon Co.	3,605	203
United Technologies Corp.	4,261	263
Total		777
Agriculture, Fishing & Ranching 3.05%
Monsanto Co.	5,147	651
Banks 5.65%
Bank of America Corp.	6,250	149
JPMorgan Chase & Co.	8,950	307
Marshall & Ilsley Corp.	1,603	25
PNC Financial Services Group, Inc. (The)	4,610	263
SunTrust Banks, Inc.	1,237	45
U.S. Bancorp	5,953	166
Wachovia Corp.	1,565	24
Wells Fargo & Co.	9,551	227
Total		1,206
Beverage: Brewers 0.50%
Anheuser-Busch Cos., Inc.	1,701	106
Beverage: Soft Drinks 2.54%
Coca-Cola Co. (The)	5,643	294
PepsiCo, Inc.	3,904	248
Total		542
Biotechnology Research & Production 4.05%
Amgen Inc.*	4,108	194
Baxter International, Inc.	2,236	143
Celgene Corp.*	3,600	230
Genzyme Corp.*	2,617	188
ImClone Systems Inc.*	2,699	109
Total		864

Investments	Shares	Value (000)
Chemicals 1.57%
Praxair, Inc.	3,542	$334
Communications & Media 0.26%
Time Warner Inc.	3,817	56
Communications Technology 4.09%
Cisco Systems, Inc.*	11,390	265
Corning Inc.	8,439	194
Harris Corp.	983	50
QUALCOMM Inc.	8,199	364
Total		873
Computer Services, Software & Systems 3.25%
Adobe Systems Inc.*	3,242	128
Microsoft Corp.	12,521	344
Oracle Corp.*	10,533	221
Total		693
Computer Technology 2.97%
Hewlett-Packard Co.	6,878	304
International Business Machines Corp.	2,740	325
NVIDIA Corp.*	214	4
Total		633
Consumer Electronics 3.21%
Activision, Inc.*	11,985	409
Electronic Arts Inc.*	4,621	205
Yahoo! Inc.*	3,392	70
Total		684
Copper 0.23%
Freeport-McMoRan Copper & Gold Inc.	428	50
Diversified Financial Services 3.53%
Bank of New York Mellon Corp. (The)	7,060	267
Citigroup, Inc.	4,745	79

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (The)	479	$84
Merrill Lynch & Co., Inc.	3,866	123
MetLife Inc.	1,773	94
Morgan Stanley	2,971	107
Total		754
Drug & Grocery Store Chains 0.65%
Kroger Co. (The)	3,638	105
Walgreen Co.	1,060	34
Total		139
Drugs & Pharmaceuticals 6.73%
Abbott Laboratories	4,150	220
Amylin Pharmaceuticals, Inc.*	2,022	51
Bristol-Myers Squibb Co.	3,186	65
Eli Lilly & Co.	3,543	163
Gilead Sciences, Inc.*	4,147	220
Johnson & Johnson	2,907	187
Merck & Co., Inc.	6,045	228
Mylan Inc.*	512	6
Pfizer Inc.	8,518	149
Schering-Plough Corp.	7,494	148
Total		1,437
Electrical Equipment & Components 0.91%
Emerson Electric Co.	3,934	194
Electronics: Medical Systems 0.57%
Medtronic, Inc.	2,332	121
Electronics: Semi-Conductors/Components 1.73%
Intel Corp.	13,422	288
Texas Instruments Inc.	2,880	81
Total		369
Electronics: Technology 0.43%
General Dynamics Corp.	1,095	92

Investments	Shares	Value (000)
Energy: Miscellaneous 0.41%
Valero Energy Corp.	2,112	$87
Entertainment 0.39%
Walt Disney Co. (The)	2,643	82
Financial Data Processing Services & Systems 0.36%
Western Union Co. (The)	3,099	77
Financial: Miscellaneous 0.62%
Fannie Mae	6,807	133
Foods 3.66%
Campbell Soup Co.	2,245	75
Kellogg Co.	3,456	166
Kraft Foods, Inc. Class A	9,044	257
Wm. Wrigley Jr. Co.	3,651	284
Total		782
Gold 0.90%
Barrick Gold Corp. (Canada)(a)	4,207	191
Health & Personal Care 3.47%
CVS Caremark Corp.	9,287	367
Express Scripts, Inc.*	4,070	255
Medco Health Solutions, Inc.*	2,437	115
WebMD Health Corp. Class A*	96	3
Total		740
Healthcare Facilities 0.62%
Quest Diagnostics Inc.	2,732	132
Identification Control & Filter Devices 0.26%
Agilent Technologies, Inc.*	1,569	56
Insurance: Life 0.40%
Prudential Financial, Inc.	1,438	86

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Insurance: Multi-Line 2.24%
American International Group, Inc.	2,939	$78
Aon Corp.	6,780	312
Hartford Financial Services Group, Inc. (The)	1,385	89
Total		479
Jewelry, Watches & Gemstones 0.10%
Tiffany & Co.	504	21
Leisure Time 0.50%
Carnival Corp. Unit (Panama)(a)	2,300	76
Royal Caribbean Cruises Ltd. (Liberia)(a)	1,380	31
Total		107
Machinery: Construction & Handling 0.32%
Caterpillar Inc.	920	68
Machinery: Oil Well Equipment & Services 2.52%
Baker Hughes, Inc.	831	73
Schlumberger Ltd. (Netherlands Antilles)(a)	3,743	402
Weatherford International Ltd. (Bermuda)*(a)	1,268	63
Total		538
Medical & Dental Instruments & Supplies 0.89%
St. Jude Medical, Inc.*	4,628	189
Milling: Fruit & Grain Processing 1.34%
Archer Daniels Midland Co.	8,461	286
Miscellaneous: Consumer Staples 0.23%
Diageo plc ADR	660	49
Multi-Sector Companies 1.83%
General Electric Co.	10,178	272
Honeywell International Inc.	2,351	118
Total		390

Investments	Shares	Value (000)
Oil: Crude Producers 0.65%
Apache Corp.	395	$55
XTO Energy Inc.	1,224	84
Total		139
Oil: Integrated Domestic 1.36%
ConocoPhillips	1,332	126
Hess Corp.	869	110
Occidental Petroleum Corp.	614	55
Total		291
Oil: Integrated International 5.18%
Chevron Corp.	3,969	393
Exxon Mobil Corp.	7,726	681
Marathon Oil Corp.	600	31
Total		1,105
Restaurants 0.11%
Darden Restaurants, Inc.	719	23
Retail 4.55%
Best Buy Co., Inc.	3,473	137
GameStop Corp.*	262	10
Home Depot, Inc. (The)	2,791	65
Kohl's Corp.*	3,340	134
Macy's, Inc.	1,688	33
Target Corp.	2,875	134
Wal-Mart Stores, Inc.	8,145	458
Total		971
Soaps & Household Chemicals 3.95%
Colgate-Palmolive Co.	3,997	276
Procter & Gamble Co. (The)	9,336	568
Total		844
Telecommunications Equipment 0.77%
Nokia Corp. ADR	6,730	165
Textiles Apparel Manufacturers 0.72%
Coach, Inc.*	3,816	110

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	Value (000)
Textiles Apparel Manufacturers (continued)
Polo Ralph Lauren Corp. Class A	705	$44
Total		154
Tobacco 0.80%
Philip Morris International Inc.	3,460	171
Transportation: Miscellaneous 0.61%
United Parcel Service, Inc. Class B	2,112	130
Utilities: Cable TV & Radio 0.25%
Comcast Corp. Class A	2,829	53
Utilities: Electrical 4.44%
Dominion Resources, Inc.	5,377	255
FPL Group, Inc.	3,053	200
Northeast Utilities System	5,224	134
PG&E Corp.	4,844	192
Progress Energy, Inc.	3,981	167
Total		948
Utilities: Telecommunications 2.93%
AT&T Inc.	15,904	536
Sprint Nextel Corp.*	1,922	18
Verizon Communications, Inc.	2,008	71
Total		625
Total Common Stocks (cost $21,654,764)		20,687

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.06%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $620,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $671,925; proceeds: $653,477 (cost $653,447)	$653	$653
Total Investments in Securities 100.00% (cost $22,308,211)		21,340
Liabilities in Excess of Other Assets (0.00%)		(—	)(b)
Net Assets 100.00%		$21,340

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non income-producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Amount is less than $1,000.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $22,308,211)	$21,340,632
Receivables:
Investment securities sold	95,768
Capital shares sold	22,597
Interest and dividends	20,353
From advisor (See Note 3)	4,808
Prepaid expenses	33
Total assets	21,484,191
LIABILITES:
Payables:
Investment securities purchased	60,814
Management fee	12,258
Fund administration	700
Directors' fees	624
Capital shares reacquired	7
Accrued expenses and other liabilities	69,434
Total liabilities	143,837
NET ASSETS	$21,340,354
COMPOSITION OF NET ASSETS:
Paid-in capital	$21,664,319
Undistributed net investment income	99,774
Accumulated net realized gain on investments	543,840
Net unrealized depreciation on investments	(967,579)
Net Assets	$21,340,354
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,847,674
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):	$11.55

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends (net of foreign withholding taxes of $1,509)	$206,677
Interest	11,915
Total investment income	218,592
Expenses:
Management fee	75,533
Shareholder servicing	39,088
Professional	16,431
Reports to shareholders	7,925
Custody	4,934
Fund administration	4,316
Directors' fees	274
Other	259
Gross expenses	148,760
Expense reductions (See Note 7)	(175)
Expenses assumed by advisor (See Note 3)	(29,890)
Net expenses	118,695
Net investment income	99,897
Net realized and unrealized gain (loss):
Net realized gain on investments	434,623
Net change in unrealized appreciation on investments	(2,864,502)
Net realized and unrealized loss	(2,429,879)
Net Decrease in Net Assets Resulting From Operations	$(2,329,982)

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$99,897	$128,181
Net realized gain on investments	434,623	769,456
Net change in unrealized appreciation on investments	(2,864,502)	796,013
Net increase (decrease) in net assets resulting from operations	(2,329,982)	1,693,650
Distributions to shareholders from:
Net investment income	–	(129,733)
Net realized gain	–	(731,196)
Total distributions to shareholders	–	(860,929)
Capital share transactions (See Note 10):
Proceeds from sales of shares	3,820,726	7,407,694
Reinvestment of distributions	–	860,930
Cost of shares reacquired	(1,349,031)	(1,645,776)
Net increase in net assets resulting from capital share transactions	2,471,695	6,622,848
Net increase in net assets	141,713	7,455,569
NET ASSETS:
Beginning of period	$21,198,641	$13,743,072
End of period	$21,340,354	$21,198,641
Undistributed (distributions in excess of) net investment income	$99,774	$(123)

See Notes to Financial Statements.
12

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31		4/29/2005(c) to
	(unaudited)		2007	2006	12/31/2005
Per Share Operating Performance
Net asset value, beginning of period	$12.89		$12.14	$10.86	$10.00
Investment operations:
Net investment income(a)	.06		.09	.10	.06
Net realized and unrealized gain (loss)	(1.40)		1.21	1.30	.83
Total income (loss) from operations	(1.34)		1.30	1.40	.89
Distributions to shareholders from:
Net investment income	–		(.08)	(.07)	(.03)
Net realized gains	–		(.47)	(.05)	–
Total distributions	–		(.55)	(.12)	(.03)
Net asset value, end of period	$11.55		$12.89	$12.14	$10.86
Total Return(b)	(10.40	)%(d)	10.68%	12.91%	8.87	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.55	%(d)	1.10%	1.10%	1.10	%(e)
Expenses, including expense reductions and expenses assumed	.55	%(d)	1.10%	1.10%	.74	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.45%	1.91%	7.79	%(e)
Net investment income	.46	%(d)	.72%	.89%	1.41	%(e)
Supplemental Data:
Net assets, end of period (000)	$21,340		$21,199	$13,743	$4,992
Portfolio turnover rate	13.83	%(d)	42.46%	34.27%	24.42	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Large-Cap Core Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is growth of capital and growth of income consistent with reasonable risk. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

14

Notes to Financial Statements (unaudited)(continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$20,687,185	$-
Level 2 – Other Significant Observable Inputs	653,447	-
Total	$21,340,632	$-

15

Notes to Financial Statements (unaudited)(continued)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .70% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that total annual operating expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $37,767 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

16

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$319,019
Net long-term capital gains	-	541,910
Total distributions paid	$-	$860,929

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$22,345,342
Gross unrealized gain	1,588,121
Gross unrealized loss	(2,592,831)
Net unrealized security loss	$(1,004,710)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$5,497,405	$2,855,919

There were no purchases or sales of U.S. Government securities for the six month ended June 30, 2008.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

17

Notes to Financial Statements (unaudited)(concluded)

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	313,486	571,710
Reinvestment of distributions	-	66,225
Shares reacquired	(110,903)	(124,900)
Increase	202,583	513,035

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

19

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Large-Cap Core Portfolio

LASFLCC-3-0608

(08/08)

2008

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Value Portfolio

For the six-month period ended June 30, 2008

Lord Abbett Series Fund — Mid Cap Value Portfolio

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Mid Cap Value Portfolio's performance for the six-month period ended June 30, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers. We encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained

1

weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

Q: How did the Mid Cap Value Portfolio perform during the six-month period ended June 30, 2008?

A: The Fund returned -13.17%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Value Index,5 which returned -8.58% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the consumer discretionary, utilities, and technology sectors.

Among individual holdings that detracted from performance were consumer discretionary holdings R.H. Donnelley Corp. (the Fund's number-one detractor), a publisher of various Sprint Yellow Pages directories, and Idearc, Inc., a directory publisher; and utilities holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications.

The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector (owing to an underweight position), the producer durables sector, and the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among individual holdings that contributed to performance were three other energy holdings: EOG Resources, Inc. (the Fund's number-one contributor), an oil and gas company; Halliburton Co., a supplier of energy services, engineering and construction services, and manufactured products for the energy industry; and Range Resources Corp., an independent oil and gas company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

2

A prospectus contains important information about a fund, including its investment objectives, risks, charges and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1,000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented index is highly correlated with the S&P 500 Index.

5  The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks also are members of the Russell 1000® Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

The Fund serves as an underlying investment vehicle for variable annuity contracts and variable life insurance policies.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class VC
Actual	$1,000.00	$868.30	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77

†  For each class of the Fund, expenses are equal to the annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366.

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Auto & Transportation	3.24%
Consumer Discretionary	16.03%
Consumer Staples	6.98%
Financial Services	4.85%
Healthcare	7.87%
Materials & Processing	13.56%
Other Energy	7.60%
Producer Durables	3.72%
Technology	10.24%
Utilities	21.23%
Short-Term Investment	4.68%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 94.90%
Advertising Agency 3.35%
Interpublic Group of Cos., Inc. (The)*	2,940,558	$25,289
R.H. Donnelley Corp.*	1,041,118	3,123
Total		28,412
Agriculture, Fishing & Ranching 0.42%
Monsanto Co.	28,402	3,591
Auto Parts: After Market 1.57%
Genuine Parts Co.	335,513	13,313
Auto Parts: Original Equipment 0.60%
ArvinMeritor, Inc.	407,331	5,083
Banks 0.46%
Comerica Inc.	30,100	771
Fifth Third Bancorp	71,100	724
M&T Bank Corp.	17,100	1,206
Zions Bancorp	37,500	1,181
Total		3,882
Beverage: Soft Drinks 1.59%
Coca-Cola Enterprises Inc.	778,392	13,466
Building: Materials 0.46%
Owens Corning Inc.*	170,500	3,879
Chemicals 2.76%
Chemtura Corp.	1,074,111	6,273
Eastman Chemical Co.	249,040	17,149
Total		23,422
Commercial Information Services 1.30%
Arbitron Inc.	231,217	10,983
Communications Technology 8.69%
ADC Telecommunications, Inc.*	902,334	13,327
JDS Uniphase Corp.*	2,214,147	25,153

Investments	Shares	Value (000)
McAfee, Inc.*	731,023	$24,877
Tellabs, Inc.*	2,208,000	10,267
Total		73,624
Computer Services, Software & Systems 1.39%
Openwave Systems, Inc.*	382,752	570
Sybase, Inc.*	381,193	11,215
Total		11,785
Consumer Products 1.87%
Snap-on Inc.	305,460	15,887
Containers & Packaging: Paper & Plastic 1.79%
Pactiv Corp.*	716,397	15,209
Diversified Manufacturing 2.09%
Ball Corp.	371,765	17,748
Diversified Production 0.57%
Pentair, Inc.	137,600	4,819
Drug & Grocery Store Chains 3.07%
Kroger Co. (The)	474,897	13,710
Safeway, Inc.	430,637	12,295
Total		26,005
Drugs & Pharmaceuticals 5.52%
King Pharmaceuticals, Inc.*	2,101,582	22,003
Mylan Inc.*	2,052,174	24,770
Total		46,773
Electronics: Semi-Conductors/ Components 0.12%
Marvell Technology Group Ltd. (Bermuda)*(a)	57,000	1,007
Engineering & Contracting Services 0.96%
KBR, Inc.	233,235	8,142
Fertilizers 0.59%
Mosaic Co. (The)*	34,480	4,989

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2008

Investments	Shares	Value (000)
Foods 2.29%
Dean Foods Co.*	451,924	$8,867
Smithfield Foods, Inc.*	530,754	10,551
Total		19,418
Health & Personal Care 0.92%
HealthSouth Corp.*	470,535	7,825
Identification Control & Filter Devices 0.95%
Hubbell Inc. Class B	201,073	8,017
Insurance: Life 1.42%
Conseco, Inc.*	1,216,449	12,067
Insurance: Property-Casualty 2.94%
ACE Ltd. (Cayman Islands)(a)	208,019	11,460
PartnerRe Ltd. (Bermuda)(a)	194,990	13,479
Total		24,939
Machinery: Engines 1.32%
Cummins, Inc.	170,150	11,148
Machinery: Oil Well Equipment & Services 2.33%
Halliburton Co.	371,960	19,740
Medical & Dental Instruments & Supplies 1.40%
Coviden Ltd. (Bermuda)(a)	247,300	11,843
Metal Fabricating 2.05%
Timken Co. (The)	527,875	17,388
Miscellaneous: Equipment 0.88%
W.W. Grainger, Inc.	90,744	7,423
Offshore Drilling 1.52%
Transocean Inc. (Cayman Islands)*(a)	84,545	12,884

Investments	Shares	Value (000)
Oil: Crude Producers 3.72%
EOG Resources, Inc.	128,016	$16,796
Range Resources Corp.	224,339	14,703
Total		31,499
Paints & Coatings 0.60%
Valspar Corp. (The)	267,106	5,051
Paper 1.77%
AbitibiBowater Inc.*	692,819	6,464
MeadWestvaco Corp.	359,362	8,567
Total		15,031
Publishing: Miscellaneous 2.77%
Idearc Inc.*	1,196,300	2,811
R.R. Donnelley & Sons Co.	697,435	20,707
Total		23,518
Publishing: Newspapers 0.64%
Gannett Co., Inc.	250,700	5,433
Restaurants 1.32%
Brinker International, Inc.	589,944	11,150
Retail 3.24%
Foot Locker, Inc.	732,363	9,118
Macy's, Inc.	418,823	8,134
OfficeMax, Inc.	736,340	10,235
Total		27,487
Services: Commercial 1.47%
Allied Waste Industries, Inc.*	984,116	12,420
Tires & Rubber 1.05%
Goodyear Tire & Rubber Co. (The)*	500,200	8,919

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(concluded)

June 30, 2008

Investments	Shares	Value (000)
Utilities: Electrical 10.24%
Ameren Corp.	495,476	$20,924
CMS Energy Corp.	1,357,307	20,224
NiSource Inc.	1,338,758	23,991
Northeast Utilities System	846,740	21,617
Total		86,756
Utilities: Gas Distributors 0.47%
Southwest Gas Corp.	135,408	4,026
Utilities: Telecommunications 10.42%
CenturyTel, Inc.	445,531	15,857
EMBARQ Corp.	631,867	29,868
Qwest Communications International Inc.	5,781,471	22,721
Windstream Corp.	1,612,982	19,904
Total		88,350
Total Common Stocks (cost $940,478,499)		804,351

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.66%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $40,220,000 of Federal Home Loan Mortgage Corp. at 3.56% due 6/18/2010; value: $40,320,550; proceeds: $39,528,880 (cost $39,527,036)	$39,527	$39,527
Total Investments in Securities 99.56% (cost $980,005,535)		843,878
Other Assets in Excess of Liabilities 0.44%		3,728
Net Assets 100.00%		$847,606

*  Non income-producing security.

(a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

June 30, 2008

ASSETS:
Investments in securities, at value (cost $980,005,535)	$843,878,023
Receivables:
Investment securities sold	5,116,306
Interest and dividends	1,182,430
Capital shares sold	202,114
Prepaid expenses	251
Total assets	850,379,124
LIABILITES:
Payables:
Investment securities purchased	1,192,686
Capital shares reacquired	709,308
Management fee	537,712
Directors' fees	95,844
Fund administration	28,798
Accrued expenses and other liabilities	209,012
Total liabilities	2,773,360
NET ASSETS	$847,605,764
COMPOSITION OF NET ASSETS:
Paid-in capital	$919,419,806
Undistributed net investment income	3,734,521
Accumulated net realized gain on investments	60,578,949
Net unrealized depreciation on investments	(136,127,512)
Net Assets	$847,605,764
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	51,661,908
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.41

See Notes to Financial Statements.
9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2008

Investment income:
Dividends	$8,789,195
Interest	332,745
Total investment income	9,121,940
Expenses:
Management fee	3,450,817
Shareholder servicing	1,500,481
Fund administration	184,060
Reports to shareholders	96,175
Professional	26,022
Custody	18,947
Directors' fees	12,741
Other	13,858
Gross expenses	5,303,101
Expense reductions (See Note 8)	(8,762)
Net expenses	5,294,339
Net investment income	3,827,601
Net realized and unrealized gain (loss):
Net realized gain on investments	30,474,911
Net change in unrealized appreciation on investments	(168,744,029)
Net realized and unrealized loss	(138,269,118)
Net Decrease in Net Assets Resulting From Operations	$(134,441,517)

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$3,827,601	$4,703,719
Net realized gain on investments	30,474,911	153,686,081
Net realized gain on redemption in-kind (See Note 6)	—	35,698,917
Net change in unrealized appreciation on investments	(168,744,029)	(171,806,308)
Net increase (decrease) in net assets resulting from operations	(134,441,517)	22,282,409
Distributions to shareholders from:
Net investment income	—	(4,795,927)
Net realized gain	—	(140,987,785)
Total distributions to shareholders	—	(145,783,712)
Capital share transactions (See Note 11):
Proceeds from sales of shares	32,322,500	120,931,307
Reinvestment of distributions	—	145,783,712
Cost of shares reacquired	(102,433,462)	(172,567,019)
Cost of redemption in-kind (See Note 6)	—	(144,846,081)
Net decrease in net assets resulting from capital share transactions	(70,110,962)	(50,698,081)
Net decrease in net assets	(204,552,479)	(174,199,384)
NET ASSETS:
Beginning of period	$1,052,158,243	$1,226,357,627
End of period	$847,605,764	$1,052,158,243
Undistributed (distributions in excess of) net investment income	$3,734,521	$(93,080)

See Notes to Financial Statements.
11

Financial Highlights

	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007		2006		2005	2004		2003
Per Share Operating Performance
Net asset value, beginning of period	$18.90		$21.78		$21.09		$20.79	$17.04		$13.86
Investment operations:
Net investment income(a)	.07		.09		.10		.11	.09		.11
Net increase from payment by an affiliate on the disposal of investments in violation of investment restriction	–		–		–		–	–	(c)	–
Net realized and unrealized gain (loss)	(2.56)		.07		2.47		1.60	4.01		3.32
Total from investment operations	(2.49)		.16		2.57		1.71	4.10		3.43
Distributions to shareholders from:
Net investment income	–		(.10)		(.11)		(.10)	(.06)		(.08)
Net realized gain	–		(2.94)		(1.77)		(1.31)	(.29)		(.17)
Total distributions	–		(3.04)		(1.88)		(1.41)	(.35)		(.25)
Net asset value, end of period	$16.41		$18.90		$21.78		$21.09	$20.79		$17.04
Total Return(b)	(13.17	)%(f)	0.58%		12.23%		8.22%	24.04	%(d)	24.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions	.57	%(f)	1.12%		1.12%		1.13%	1.17%		1.08%
Expenses, including expense reductions	.57	%(f)	1.12%		1.12%		1.13%	1.17%		1.08%
Net investment income	.41	%(f)	.40%		.48%		.51%	.46%		.75%
Supplemental Data:
Net assets, end of period (000)	$847,606		$1,052,158		$1,226,358		$1,197,020	$834,428		$371,607
Portfolio turnover rate	10.62	%(f)	35.39	%(e)	27.96	%(e)	24.67%	17.61%		15.38%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment from an affiliate for violation of investment restriction on total return is less than .01%.

(e) Includes portfolio securities delivered as a result of redemption in-kind transactions.

(f) Not annualized.

See Notes to Financial Statements.
12

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers the Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Fund's net assets, results of operations and financial statement disclosures.

13

Notes to Financial Statements (unaudited)(continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$804,350,987	$-
Level 2 – Other Significant Observable Inputs	39,527,036	-
Total	$843,878,023	$-

14

Notes to Financial Statements (unaudited)(continued)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2008, the Fund incurred expenses of $1,464,241 for such services arrangements, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 was as follows:

	Six Months Ended 06/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$-	$13,902,908
Net long-term capital gains	-	131,880,804
Total distributions paid	$-	$145,783,712

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$982,200,113
Gross unrealized gain	88,013,868
Gross unrealized loss	(226,335,958)
Net unrealized security loss	$(138,322,090)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemptions in-kind) for the six months ended June 30, 2008 were as follows:

Purchases	Sales
$95,281,470	$171,577,374

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2008.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares ("redemptions in-kind"). For financial reporting purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the fiscal year ended December 31, 2007, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net gain of $35,698,917. There were no redemptions in-kind during the six months ended June 30, 2008.

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity - based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the

16

Notes to Financial Statements (unaudited)(concluded)

Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Month Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	1,896,716	5,284,750
Reinvestment of distributions	-	7,636,653
Shares reacquired	(5,915,565)	(7,534,043)
Redemptions in-kind	-	(6,002,739)
Decrease	(4,018,849)	(615,379)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Mid-Cap Value Portfolio

LASFMCV-3-0608

(08/08)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 18, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 18, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 18, 2008